UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Target Date Retirement Series®

Semi-annual report
for the six months ended
April 30, 2014

American Funds Target Date Retirement Series seeks to help investors saving for retirement. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on providing income and stability as the targeted retirement date approaches and passes.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2014 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2014.

Class A shares	1 year	5 years	Lifetime*	Gross expense ratio	Net expense ratio

American Funds 2055 Target Date Retirement Fund®	12.40%	—	11.64%	0.89%	0.79%
American Funds 2050 Target Date Retirement Fund®	12.48	16.88%	5.06	0.87	0.77
American Funds 2045 Target Date Retirement Fund®	12.49	16.86	5.06	0.86	0.76
American Funds 2040 Target Date Retirement Fund®	12.34	16.91	5.07	0.86	0.76
American Funds 2035 Target Date Retirement Fund®	11.99	16.74	5.00	0.86	0.76
American Funds 2030 Target Date Retirement Fund®	11.83	16.64	5.00	0.85	0.75
American Funds 2025 Target Date Retirement Fund®	10.62	15.89	4.63	0.84	0.74
American Funds 2020 Target Date Retirement Fund®	7.33	14.11	4.00	0.83	0.73
American Funds 2015 Target Date Retirement Fund®	5.50	12.83	3.85	0.80	0.70
American Funds 2010 Target Date Retirement Fund®	3.51	11.99	3.58	0.81	0.71

*	Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2014, the adviser may modify or terminate the waiver, but only with the series’ board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. The gross annual fund operating expense ratios do not reflect the fee waiver. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver, without which they would be higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfundsretirement.com.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve additional risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors
4	Investment approach for American Funds Target Date Retirement Series
6	Investment portfolios
16	Financial statements
25	Notes to financial statements
41	Financial highlights

Fellow investors:

We’re glad that you’ve chosen American Funds Target Date Retirement Series for your portfolio. It’s our pleasure to present this semi-annual report for the six months ended April 30, 2014.

We’re happy to report that all funds in the series posted healthy results for the period, with returns ranging from 4.42% to 5.93%. The funds outpaced both their respective Lipper and S&P peer groups in all but two instances. We’d like to note that the Class R-6 shares of our target date funds have been honored with a 2014 Lipper Fund Award.* While we’re gratified by these short-term results and this accolade, we encourage investors to put them in the proper context. Saving and investing for retirement is a multi-decade endeavor; therefore it’s essential to maintain a long-term focus.

About the series

The series was launched in 2007 to help investors prepare for retirement. Our lineup features 10 funds, each with a target date designed to match an investor’s intended retirement year. Each fund is composed of a diverse mix of individual American Funds. The makeup of the funds gradually shifts over time, moving from a growth-oriented approach when retirement is still distant, to a more income-oriented approach when the target date is approaching and is passed. We’d like to share with you an update on the economy and the financial markets.

The economy

The U.S economy expanded at a modest pace during the period. Fourth quarter U.S gross domestic product (GDP) grew at an annual rate of 2.6%, as corporate profits hit new highs, business investment accelerated and consumer spending was strong. Harsh winter weather, geopolitical concerns and the Federal Reserve’s shifting policy stunted progress in the first quarter of 2014, with GDP contracting an estimated 1.0%. Jobs growth slowed during the winter, before rebounding sharply in April, adding 288,000 jobs to bring the unemployment rate to 6.3% — its lowest level since 2008. Developed markets, in general, improved. The euro zone continued to slowly emerge from recession, supported by ongoing central bank stimulus. Results in developing markets were mixed, however, hampered by tensions in Ukraine and currency weakness.

The financial markets

Driven by upbeat economic signs, the U.S. stock market rallied strongly during the final months of 2013 before slowing in the first quarter of 2014. Standard & Poor’s 500 Composite Index (a proxy for the domestic stock market) climbed 8.35% for the six months. International markets were generally upbeat, although not as robust as the U.S. The MSCI World ex USA Index (a leading benchmark for developed markets outside the U.S.) advanced 4.51%. All of the market indexes shown in this

*	Based on three-year Consistent Return as defined by superior consistency and risk-adjusted return when compared to Lipper Mixed-Asset Target Date Funds peer groups. All funds in the American Funds Target Date Retirement Series (R-6 share class) except the 2015 Fund received the award.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2014, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 2/1/07)

American Funds 2055 Target Date Retirement Fund	5.83%	16.39%	—	13.02	%*
Standard & Poor’s Target Date Through 2055+ Index	5.92	15.89	—	13.34	*
Lipper Mixed-Asset Target 2055+ Funds Index	5.68	15.34	—	12.08	*,†
American Funds 2050 Target Date Retirement Fund	5.85	16.36	16.24%	5.89
Standard & Poor’s Target Date Through 2050 Index	5.89	15.71	16.40	5.15
Lipper Mixed-Asset Target 2050 Funds Index	5.12	14.49	16.25	3.83	†
American Funds 2045 Target Date Retirement Fund	5.89	16.40	16.23	5.89
Standard & Poor’s Target Date Through 2045 Index	5.83	15.46	16.26	5.07
Lipper Mixed-Asset Target 2045 Funds Index	5.18	14.03	15.76	4.07	†
American Funds 2040 Target Date Retirement Fund	5.93	16.43	16.26	5.90
Standard & Poor’s Target Date Through 2040 Index	5.75	15.10	16.24	5.17
Lipper Mixed-Asset Target 2040 Funds Index	4.99	13.24	15.46	4.08
American Funds 2035 Target Date Retirement Fund	5.79	16.01	16.13	5.84
Standard & Poor’s Target Date Through 2035 Index	5.63	14.57	15.85	5.16
Lipper Mixed-Asset Target 2035 Funds Index	4.93	12.81	15.17	4.07	†
American Funds 2030 Target Date Retirement Fund	5.83	15.83	16.07	5.84
Standard & Poor’s Target Date Through 2030 Index	5.44	13.78	15.38	5.19
Lipper Mixed-Asset Target 2030 Funds Index	4.78	11.88	14.58	4.22
American Funds 2025 Target Date Retirement Fund	5.60	14.88	15.42	5.50
Standard & Poor’s Target Date Through 2025 Index	5.22	12.78	14.66	5.09
Lipper Mixed-Asset Target 2025 Funds Index	4.34	10.10	13.86	3.99	†
American Funds 2020 Target Date Retirement Fund	5.09	12.11	13.85	4.89
Standard & Poor’s Target Date Through 2020 Index	4.81	11.22	13.71	4.93
Lipper Mixed-Asset Target 2020 Funds Index	3.92	8.78	12.87	4.53
American Funds 2015 Target Date Retirement Fund	4.71	10.38	12.80	4.76
Standard & Poor’s Target Date Through 2015 Index	4.40	9.53	12.60	5.04
Lipper Mixed-Asset Target 2015 Funds Index	3.47	6.90	11.02	4.13
American Funds 2010 Target Date Retirement Fund	4.42	8.55	12.10	4.51
Standard & Poor’s Target Date Through 2010 Index	3.84	7.61	11.30	5.01
Lipper Mixed-Asset Target 2010 Funds Index	3.27	6.20	10.47	4.35
Standard & Poor’s 500 Composite Index	8.35	20.42	19.12	5.99
MSCI All Country World ex USA Index	2.91	9.76	12.90	2.11
Barclays U.S. Aggregate Index	1.74	-0.26	4.88	5.14

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. The Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. The Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indexes based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

*	For the period February 1, 2010, commencement of the 2055 Fund operations, through April 30, 2014.
†	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The overall bond market was up modestly during the reporting period, with the Barclays U.S. Aggregate Index (a measure of the broad fixed-income market) posting a 1.74% return. All eyes were on Janet Yellen as she assumed the reins of the Fed. The Fed is charged with the delicate task of withdrawing stimulus while not derailing the economic recovery. It began to reduce its asset buying programs in January, while remaining committed to maintaining the target federal funds rate at — or close to — zero for a considerable time. With most areas of the bond market advancing, the high-yield sector led the way, with the Barclays U.S. Corporate High Yield 2% Issuer Capped Index increasing 4.72%.

Results for the series

With generally favorable conditions in the financial markets, all 10 funds in the series posted positive results. Of the underlying funds, those with a domestic equity focus (such as The Investment Company of America) were particularly additive, as were those with an equity-income approach (such as The Income Fund of America). Bond funds also contributed, adding income and diversification to the funds, particularly the nearer dated funds.

As the series is designed to help investors save for retirement, it’s helpful to review the funds’ results over longer time frames. In the table on page 2, we’d like to draw your attention to the five-year and lifetime columns. While these periods are still somewhat limited, they give you a sense of how the funds have fared throughout changing market conditions. In the five-year category, all of the funds posted double-digit returns, while notching positive returns for their lifetimes (since February 1, 2007, for all funds except the 2055 fund, which began operations in 2010). The diverse nature of the funds — holding underlying funds with varying objectives and different asset classes — helped them weather short-term volatility in the financial markets.

Moving forward

We remain cautiously optimistic about the state of the economy going forward, with a strengthening housing market, solid corporate profits and the Fed’s ongoing accommodative stance providing support. We are watchful of the situation in Ukraine, which may bring more economic sanctions that could curtail growth.

We continue to comprehensively research and evaluate each investment with an eye toward valuations and a long-term orientation. This approach has served investors well for more than 80 years.

As always, we’re grateful for the confidence you have placed in us and look forward to reporting to you again at the end of the fiscal year.

Cordially,

John H. Smet	Michael J. Downer
Vice Chairman of the Board	President

June 12, 2014

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

Investment approach for

American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart, right, shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 6 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2014. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals.

4	American Funds Target Date Retirement Series

American Funds Target Date Glide Path

Planned retirement year

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends with the objective of generating income and managing volatility.

American Funds Target Date Retirement Series	5

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	777,726	$21,909	7.0%
EuroPacific Growth Fund, Class R-6	253,932	12,516	4.0
The Growth Fund of America, Class R-6	509,511	21,904	7.0
The New Economy Fund, Class R-6	328,972	12,511	4.0
New Perspective Fund, Class R-6	582,550	21,904	7.0
New World Fund, Inc., Class R-6	211,495	12,516	4.0
SMALLCAP World Fund, Inc., Class R-6	451,661	21,906	7.0
		125,166	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	702,981	25,005	8.0
Capital World Growth and Income Fund, Class R-6	472,361	21,922	7.0
Fundamental Investors, Class R-6	483,327	24,974	8.0
International Growth and Income Fund, Class R-6	351,391	12,622	4.0
The Investment Company of America, Class R-6	745,630	28,177	9.0
Washington Mutual Investors Fund, Class R-6	695,472	28,111	9.0
		140,811	45.0

Equity-income and funds 10.0%
American Balanced Fund, Class R-6	502,541	12,458	4.0
Capital Income Builder, Class R-6	157,113	9,430	3.0
The Income Fund of America, Class R-6	439,679	9,409	3.0
		31,297	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	1,132,822	15,644	5.0

Total investment securities (cost: $272,658,000)		312,918	100.0
Other assets less liabilities		(199)	—

Net assets		$312,719	100.0%

See Notes to Financial Statements

6	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	2,648,048	$74,595	7.0%
EuroPacific Growth Fund, Class R-6	864,997	42,636	4.0
The Growth Fund of America, Class R-6	1,736,992	74,673	7.0
The New Economy Fund, Class R-6	1,116,013	42,442	4.0
New Perspective Fund, Class R-6	1,988,173	74,755	7.0
New World Fund, Inc., Class R-6	717,875	42,484	4.0
SMALLCAP World Fund, Inc., Class R-6	1,533,765	74,388	7.0
		425,973	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	2,407,558	85,637	8.0
Capital World Growth and Income Fund, Class R-6	1,616,182	75,007	7.0
Fundamental Investors, Class R-6	1,649,054	85,207	8.0
International Growth and Income Fund, Class R-6	1,196,091	42,963	4.0
The Investment Company of America, Class R-6	2,550,254	96,374	9.0
Washington Mutual Investors Fund, Class R-6	2,384,315	96,374	9.0
		481,562	45.0

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	1,721,896	42,686	4.0
Capital Income Builder, Class R-6	537,940	32,287	3.0
The Income Fund of America, Class R-6	1,507,308	32,256	3.0
		107,229	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	3,863,046	53,349	5.0

Total investment securities (cost: $852,000,000)		1,068,113	100.0
Other assets less liabilities		(590)	—

Net assets		$1,067,523	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	7

American Funds 2045 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	3,109,198	$87,586	7.0%
EuroPacific Growth Fund, Class R-6	1,015,154	50,037	4.0
The Growth Fund of America, Class R-6	2,037,443	87,589	7.0
The New Economy Fund, Class R-6	1,315,723	50,037	4.0
New Perspective Fund, Class R-6	2,329,512	87,590	7.0
New World Fund, Inc., Class R-6	845,504	50,037	4.0
SMALLCAP World Fund, Inc., Class R-6	1,805,972	87,590	7.0
		500,466	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	2,815,748	100,156	8.0
Capital World Growth and Income Fund, Class R-6	1,891,459	87,783	7.0
Fundamental Investors, Class R-6	1,927,875	99,613	8.0
International Growth and Income Fund, Class R-6	1,410,037	50,649	4.0
The Investment Company of America, Class R-6	2,985,568	112,825	9.0
Washington Mutual Investors Fund, Class R-6	2,787,513	112,671	9.0
		563,697	45.0

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	2,011,284	49,860	4.0
Capital Income Builder, Class R-6	628,477	37,721	3.0
The Income Fund of America, Class R-6	1,759,875	37,661	3.0
		125,242	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	4,515,054	62,353	5.0

Total investment securities (cost: $1,004,588,000)		1,251,758	100.0
Other assets less liabilities		(704)	—

Net assets		$1,251,054	100.0%

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 39.5%
AMCAP Fund, Class R-6	5,217,778	$146,985	6.9%
EuroPacific Growth Fund, Class R-6	1,707,514	84,163	4.0
The Growth Fund of America, Class R-6	3,414,730	146,799	6.9
The New Economy Fund, Class R-6	2,189,820	83,279	3.9
New Perspective Fund, Class R-6	3,904,168	146,797	6.9
New World Fund, Inc., Class R-6	1,426,474	84,419	4.0
SMALLCAP World Fund, Inc., Class R-6	3,030,200	146,964	6.9
		839,406	39.5

Growth-and-income funds 43.4%
American Mutual Fund, Class R-6	4,557,974	162,127	7.7
Capital World Growth and Income Fund, Class R-6	3,048,727	141,492	6.7
Fundamental Investors, Class R-6	3,097,190	160,032	7.6
International Growth and Income Fund, Class R-6	2,366,627	85,009	4.0
The Investment Company of America, Class R-6	4,861,380	183,711	8.7
Washington Mutual Investors Fund, Class R-6	4,544,175	183,676	8.7
		916,047	43.4

Equity-income and Balanced funds 12.2%
American Balanced Fund, Class R-6	3,773,968	93,557	4.4
Capital Income Builder, Class R-6	1,394,085	83,673	3.9
The Income Fund of America, Class R-6	3,901,539	83,493	3.9
		260,723	12.2

Bond funds 4.9%
U.S. Government Securities Fund, Class R-6	7,543,618	104,177	4.9

Total investment securities (cost: $1,680,276,000)		2,120,353	100.0
Other assets less liabilities		(828)	—

Net assets		$2,119,525	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	9

American Funds 2035 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 39.5%
AMCAP Fund, Class R-6	5,886,322	$165,818	6.9%
EuroPacific Growth Fund, Class R-6	1,932,153	95,236	4.0
The Growth Fund of America, Class R-6	3,857,122	165,817	6.9
The New Economy Fund, Class R-6	2,468,133	93,863	3.9
New Perspective Fund, Class R-6	4,409,379	165,792	6.9
New World Fund, Inc., Class R-6	1,614,140	95,525	4.0
SMALLCAP World Fund, Inc., Class R-6	3,418,922	165,818	6.9
		947,869	39.5

Growth-and-income Funds 38.3%
American Mutual Fund, Class R-6	4,504,980	160,242	6.7
Capital World Growth and Income Fund, Class R-6	2,946,434	136,744	5.7
Fundamental Investors, Class R-6	3,050,409	157,614	6.6
International Growth and Income Fund, Class R-6	2,504,899	89,976	3.7
The Investment Company of America, Class R-6	4,875,725	184,254	7.7
Washington Mutual Investors Fund, Class R-6	4,703,604	190,120	7.9
		918,950	38.3

Equity-income and Balanced funds 17.3%
American Balanced Fund, Class R-6	6,178,426	153,163	6.4
Capital Income Builder, Class R-6	2,172,749	130,409	5.5
The Income Fund of America, Class R-6	6,080,416	130,121	5.4
		413,693	17.3

Bond funds 4.9%
U.S. Government Securities Fund, Class R-6	8,542,722	117,975	4.9

Total investment securities (cost: $1,909,087,000)		2,398,487	100.0
Other assets less liabilities		(930)	—

Net assets		$2,397,557	100.0%

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 37.5%
AMCAP Fund, Class R-6	7,887,895	$222,202	6.5%
EuroPacific Growth Fund, Class R-6	2,750,718	135,583	4.0
The Growth Fund of America, Class R-6	5,127,769	220,443	6.5
The New Economy Fund, Class R-6	3,172,771	120,660	3.5
New Perspective Fund, Class R-6	6,237,590	234,533	6.9
New World Fund, Inc., Class R-6	2,142,159	126,773	3.7
SMALLCAP World Fund, Inc., Class R-6	4,483,228	217,437	6.4
		1,277,631	37.5

Growth-and-income funds 35.1%
American Mutual Fund, Class R-6	5,743,764	204,306	6.0
Capital World Growth and Income Fund, Class R-6	3,682,285	170,895	5.0
Fundamental Investors, Class R-6	3,951,592	204,179	6.0
International Growth and Income Fund, Class R-6	2,876,418	103,321	3.1
The Investment Company of America, Class R-6	6,329,467	239,190	7.0
Washington Mutual Investors Fund, Class R-6	6,752,583	272,939	8.0
		1,194,830	35.1

Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	10,906,815	270,380	7.9
Capital Income Builder, Class R-6	3,441,345	206,550	6.1
The Income Fund of America, Class R-6	9,568,456	204,765	6.0
		681,695	20.0

Bond funds 7.4%
U.S. Government Securities Fund, Class R-6	18,453,600	254,844	7.4

Total investment securities (cost: $2,715,030,000)		3,409,000	100.0
Other assets less liabilities		(1,867)	—

Net assets		$3,407,133	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	11

American Funds 2025 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 31.3%
AMCAP Fund, Class R-6	6,690,287	$188,465	5.5%
EuroPacific Growth Fund, Class R-6	2,495,380	122,997	3.6
The Growth Fund of America, Class R-6	4,266,788	183,429	5.3
The New Economy Fund, Class R-6	2,312,732	87,953	2.6
New Perspective Fund, Class R-6	5,698,632	214,269	6.3
New World Fund, Inc., Class R-6	1,561,666	92,419	2.7
SMALLCAP World Fund, Inc., Class R-6	3,719,538	180,398	5.3
		1,069,930	31.3

Growth-and-income Funds 34.3%
American Mutual Fund, Class R-6	5,622,408	199,989	5.8
Capital World Growth and Income Fund, Class R-6	3,612,710	167,666	4.9
Fundamental Investors, Class R-6	3,852,135	199,040	5.8
International Growth and Income Fund, Class R-6	2,814,545	101,099	3.0
The Investment Company of America, Class R-6	6,207,018	234,563	6.9
Washington Mutual Investors Fund, Class R-6	6,638,406	268,324	7.9
		1,170,681	34.3

Equity-income and Balanced funds 19.4%
American Balanced Fund, Class R-6	10,661,890	264,308	7.7
Capital Income Builder, Class R-6	3,351,058	201,131	5.9
The Income Fund of America, Class R-6	9,323,968	199,533	5.8
		664,972	19.4

Bond funds 15.0%
American Funds Inflation Linked Bond Fund, Class R-6*	6,810,286	64,902	1.9
American Funds Mortgage Fund, Class R-6*	6,065,056	61,014	1.8
Capital World Bond Fund, Class R-6	2,927,718	61,014	1.8
Intermediate Bond Fund of America, Class R-6	4,510,491	60,982	1.8
U.S. Government Securities Fund, Class R-6	19,223,185	265,472	7.7
		513,384	15.0

Total investment securities (cost: $2,775,308,000)		3,418,967	100.0
Other assets less liabilities		(2,292)	—

Net assets		$3,416,675	100.0%

*	These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 4/30/2014 (000)
American Funds Inflation Linked Bond Fund, Class R-6	—	6,810,286	—	6,810,286	$13	$64,902
American Funds Mortgage Fund, Class R-6	—	6,065,056	—	6,065,056	189	61,014
					$202	$125,916

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 18.0%
AMCAP Fund, Class R-6	4,782,757	$134,730	3.7%
EuroPacific Growth Fund, Class R-6	2,022,353	99,682	2.8
The Growth Fund of America, Class R-6	2,970,169	127,688	3.6
New Perspective Fund, Class R-6	4,509,144	169,544	4.7
New World Fund, Inc., Class R-6	543,512	32,165	.9
SMALLCAP World Fund, Inc., Class R-6	1,730,742	83,941	2.3
		647,750	18.0

Growth-and-income funds 33.2%
American Mutual Fund, Class R-6	5,969,929	212,350	5.9
Capital World Growth and Income Fund, Class R-6	3,840,524	178,239	4.9
Fundamental Investors, Class R-6	3,915,908	202,335	5.6
International Growth and Income Fund, Class R-6	2,764,141	99,288	2.8
The Investment Company of America, Class R-6	6,346,625	239,839	6.7
Washington Mutual Investors Fund, Class R-6	6,465,891	261,351	7.3
		1,193,402	33.2

Equity-income and Balanced funds 19.8%
American Balanced Fund, Class R-6	11,343,594	281,208	7.8
Capital Income Builder, Class R-6	3,615,632	217,010	6.0
The Income Fund of America, Class R-6	10,040,370	214,864	6.0
		713,082	19.8

Bond funds 29.0%
American Funds Inflation Linked Bond Fund, Class R-6*	10,314,035	98,293	2.7
American Funds Mortgage Fund, Class R-6*	17,491,421	175,964	4.9
The Bond Fund of America, Class R-6	6,348,729	80,375	2.2
Capital World Bond Fund, Class R-6	8,478,611	176,694	4.9
Intermediate Bond Fund of America, Class R-6	17,922,417	242,311	6.7
U.S. Government Securities Fund, Class R-6	19,745,516	272,685	7.6
		1,046,322	29.0

Total investment securities (cost: $3,053,695,000)		3,600,556	100.0
Other assets less liabilities		(1,937)	—

Net assets		$3,598,619	100.0%

*	These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 4/30/2014 (000)
American Funds Mortgage Fund, Class R-6	15,313,105	2,363,647	185,331	17,491,421	$1,502	$175,964
American Funds Inflation Linked Bond Fund, Class R-6	—	10,387,630	73,595	10,314,035	14	98,293
					$1,516	$274,257

See Notes to Financial Statements

American Funds Target Date Retirement Series	13

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 13.1%
AMCAP Fund, Class R-6	2,823,987	$79,552	3.7%
EuroPacific Growth Fund, Class R-6	986,572	48,628	2.3
The Growth Fund of America, Class R-6	1,359,123	58,428	2.8
New Perspective Fund, Class R-6	2,422,998	91,105	4.3
		277,713	13.1

Growth-and-income Funds 28.9%
American Mutual Fund, Class R-6	3,452,980	122,822	5.8
Capital World Growth and Income Fund, Class R-6	2,210,054	102,569	4.8
Fundamental Investors, Class R-6	1,943,229	100,407	4.7
International Growth and Income Fund, Class R-6	1,147,738	41,227	2.0
The Investment Company of America, Class R-6	3,272,495	123,667	5.8
Washington Mutual Investors Fund, Class R-6	3,046,438	123,137	5.8
		613,829	28.9

Equity-income and Balanced funds 20.5%
American Balanced Fund, Class R-6	6,585,209	163,248	7.7
Capital Income Builder, Class R-6	2,281,577	136,940	6.4
The Income Fund of America, Class R-6	6,372,018	136,361	6.4
		436,549	20.5

Bond funds 37.5%
American Funds Inflation Linked Bond Fund, Class R-6*	5,081,750	48,429	2.3
American Funds Mortgage Fund, Class R-6*	12,953,396	130,311	6.1
American High-Income Trust, Class R-6	2,106,767	24,207	1.1
The Bond Fund of America, Class R-6	10,304,048	130,449	6.1
Capital World Bond Fund, Class R-6	4,878,992	101,678	4.8
Intermediate Bond Fund of America, Class R-6	13,274,533	179,472	8.5
U.S. Government Securities Fund, Class R-6	13,147,704	181,570	8.6
		796,116	37.5

Total investment securities (cost: $1,847,465,000)		2,124,207	100.0
Other assets less liabilities		208	—

Net assets		$2,124,415	100.0%

*	These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2014 (000)
American Funds Mortgage Fund, Class R-6	9,382,696	3,570,700	—	12,953,396	$992	$130,311
American Funds Inflation Linked Bond Fund, Class R-6	—	5,081,750	—	5,081,750	9	48,429
					$1,001	$178,740

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio, April 30, 2014

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 5.0%
AMCAP Fund, Class R-6	849,767	$23,938	2.0%
The Growth Fund of America, Class R-6	276,567	11,890	1.0
New Perspective Fund, Class R-6	638,067	23,991	2.0
		59,819	5.0

Growth-and-income funds 25.0%
American Mutual Fund, Class R-6	2,030,213	72,215	6.0
Capital World Growth and Income Fund, Class R-6	1,037,962	48,172	4.0
Fundamental Investors, Class R-6	931,484	48,130	4.0
International Growth and Income Fund, Class R-6	337,170	12,111	1.0
The Investment Company of America, Class R-6	1,592,835	60,193	5.0
Washington Mutual Investors Fund, Class R-6	1,489,195	60,193	5.0
		301,014	25.0

Equity-income and Balanced funds 25.0%
American Balanced Fund, Class R-6	3,385,949	83,937	7.0
Capital Income Builder, Class R-6	1,809,017	108,577	9.0
The Income Fund of America, Class R-6	5,070,270	108,504	9.0
		301,018	25.0

Bond funds 45.0%
American Funds Inflation Linked Bond Fund, Class R-6*	6,844,283	65,226	5.4
American Funds Mortgage Fund, Class R-6*	8,555,286	86,066	7.2
American High-Income Trust, Class R-6	5,165,799	59,355	5.0
The Bond Fund of America, Class R-6	8,189,479	103,679	8.6
Capital World Bond Fund, Class R-6	2,854,313	59,484	5.0
Intermediate Bond Fund of America, Class R-6	7,934,372	107,273	8.9
U.S. Government Securities Fund, Class R-6	4,287,406	59,209	4.9
		540,292	45.0

Total investment securities (cost: $1,112,361,000)		1,202,143	100.0
Other assets less liabilities		(721)	—

Net assets		$1,201,422	100.0%

*	These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/2014 (000)
American Funds Mortgage Fund, Class R-6	11,031,750	909,564	3,386,028	8,555,286	$807	$86,066
American Funds Inflation Linked Bond Fund, Class R-6	—	7,176,689	332,406	6,844,283	10	65,226
					$817	$151,292

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

Financial statements

Statements of assets and liabilities
at April 30, 2014

	2055 Fund		2050 Fund	2045 Fund	2040 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$312,918		$1,068,113	$1,251,758	$2,120,353
Affiliated issuers	—		—	—	—
Receivables for:
Sales of investments	—		493	—	—
Sales of fund’s shares	792		1,565	2,670	3,580
Dividends	19		67	78	131
Total assets	313,729		1,070,238	1,254,506	2,124,064

Liabilities:
Payables for:
Purchases of investments	160		67	1,295	198
Repurchases of fund’s shares	645		1,918	1,278	2,924
Services provided by related parties	205		725	875	1,408
Trustees’ deferred compensation	—	*	5	4	9
Total liabilities	1,010		2,715	3,452	4,539

Net assets at April 30, 2014	$312,719		$1,067,523	$1,251,054	$2,119,525

Net assets consist of:
Capital paid in on shares of beneficial interest	$263,375		$815,123	$966,412	$1,604,855
Undistributed net investment income	361		1,661	1,860	3,646
Undistributed net realized gain	8,723		34,626	35,612	70,947
Net unrealized appreciation	40,260		216,113	247,170	440,077
Net assets at April 30, 2014	$312,719		$1,067,523	$1,251,054	$2,119,525

Investment securities, at cost:
Unaffiliated issuers	$272,658		$852,000	$1,004,588	$1,680,276
Affiliated issuers	—		—	—	—

*	Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$2,398,487	$3,409,000	$3,293,051	$3,326,299	$1,945,467	$1,050,851
—	—	125,916	274,257	178,740	151,292

—	—	1,102	3,199	545	707
4,026	4,626	3,038	3,052	3,512	725
148	302	470	1,026	993	820
2,402,661	3,413,928	3,423,577	3,607,833	2,129,257	1,204,395

1,258	1,262	470	1,026	993	820
2,125	3,184	4,048	5,779	2,372	1,420
1,710	2,333	2,367	2,388	1,460	720
11	16	17	21	17	13
5,104	6,795	6,902	9,214	4,842	2,973

$2,397,557	$3,407,133	$3,416,675	$3,598,619	$2,124,415	$1,201,422

$1,835,713	$2,595,174	$2,678,406	$2,949,023	$1,795,727	$1,074,476
4,418	7,092	7,398	11,394	7,724	6,352
68,026	110,897	87,212	91,341	44,222	30,812
489,400	693,970	643,659	546,861	276,742	89,782
$2,397,557	$3,407,133	$3,416,675	$3,598,619	$2,124,415	$1,201,422

$1,909,087	$2,715,030	$2,651,280	$2,783,414	$1,671,416	$962,829
—	—	124,028	270,281	176,049	149,532

American Funds Target Date Retirement Series	17

Statements of assets and liabilities
at April 30, 2014

		2055 Fund	2050 Fund	2045 Fund	2040 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$105,911	$356,221	$381,745	$652,508
	Shares outstanding	6,913	28,428	29,887	51,097
	Net asset value per share	$15.32	$12.53	$12.77	$12.77
Class B:	Net assets	$39	$13	$75	$97
	Shares outstanding	2	1	6	8
	Net asset value per share	$15.30	$12.52	$12.75	$12.76
Class C:	Net assets	$360	$492	$659	$958
	Shares outstanding	23	39	52	75
	Net asset value per share	$15.30	$12.51	$12.75	$12.76
Class F-1:	Net assets	$12	$11	$24	$106
	Shares outstanding	1	1	2	8
	Net asset value per share	$15.32	$12.53	$12.77	$12.77
Class F-2:	Net assets	$10	$104	$51	$189
	Shares outstanding	1	8	4	15
	Net asset value per share	$15.33	$12.53	$12.78	$12.78
Class R-1:	Net assets	$1,052	$5,525	$6,501	$16,057
	Shares outstanding	70	448	515	1,277
	Net asset value per share	$15.11	$12.35	$12.61	$12.57
Class R-2:	Net assets	$69,044	$221,715	$272,387	$425,867
	Shares outstanding	4,564	17,957	21,703	33,895
	Net asset value per share	$15.13	$12.35	$12.55	$12.56
Class R-3:	Net assets	$63,052	$204,864	$268,194	$416,538
	Shares outstanding	4,141	16,475	21,176	32,846
	Net asset value per share	$15.23	$12.43	$12.67	$12.68
Class R-4:	Net assets	$38,353	$145,201	$161,448	$281,781
	Shares outstanding	2,505	11,603	12,653	22,089
	Net asset value per share	$15.31	$12.51	$12.76	$12.76
Class R-5:	Net assets	$19,593	$74,118	$92,299	$180,392
	Shares outstanding	1,272	5,881	7,181	14,043
	Net asset value per share	$15.40	$12.60	$12.85	$12.85
Class R-6:	Net assets	$15,293	$59,259	$67,671	$145,032
	Shares outstanding	993	4,715	5,282	11,324
	Net asset value per share	$15.41	$12.57	$12.81	$12.81

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$714,253	$970,882	$1,062,628	$1,187,984	$799,236	$566,385
56,679	77,048	87,478	103,444	72,523	54,330
$12.60	$12.60	$12.15	$11.48	$11.02	$10.42
$148	$87	$123	$322	$30	$128
12	7	10	28	3	12
$12.59	$12.58	$12.13	$11.47	$11.01	$10.41
$2,102	$2,005	$2,032	$2,869	$1,590	$1,019
167	159	168	250	144	98
$12.59	$12.58	$12.13	$11.47	$11.01	$10.41
$365	$69	$144	$451	$109	$261
29	5	12	39	10	25
$12.60	$12.60	$12.14	$11.48	$11.02	$10.43
$36	$127	$218	$172	$174	$134
3	10	18	15	16	13
$12.61	$12.61	$12.15	$11.49	$11.03	$10.43
$17,532	$26,391	$20,936	$19,105	$13,024	$4,001
1,417	2,120	1,747	1,686	1,201	386
$12.37	$12.45	$11.98	$11.33	$10.85	$10.37
$526,212	$676,796	$690,408	$620,889	$357,081	$145,340
42,427	54,575	57,760	54,851	32,879	14,111
$12.40	$12.40	$11.95	$11.32	$10.86	$10.30
$508,196	$734,790	$744,191	$768,928	$460,866	$193,568
40,630	58,743	61,726	67,403	42,099	18,661
$12.51	$12.51	$12.06	$11.41	$10.95	$10.37
$295,950	$472,937	$452,401	$507,827	$244,236	$154,869
23,514	37,572	37,284	44,249	22,176	14,862
$12.59	$12.59	$12.13	$11.48	$11.01	$10.42
$202,739	$268,720	$248,097	$232,942	$135,352	$70,211
16,000	21,207	20,317	20,175	12,220	6,701
$12.67	$12.67	$12.21	$11.55	$11.08	$10.48
$130,024	$254,329	$195,497	$257,130	$112,717	$65,506
10,294	20,139	16,048	22,327	10,207	6,267
$12.63	$12.63	$12.18	$11.52	$11.04	$10.45

American Funds Target Date Retirement Series	19

Statements of operations
for the six months ended April 30, 2014

	2055 Fund		2050 Fund	2045 Fund	2040 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$2,590		$9,577	$11,001	$19,102
Affiliated issuers	—		—	—	—
	2,590		9,577	11,001	19,102

Fees and expenses*:
Investment advisory services	132		483	556	958
Distribution services	496		1,803	2,120	3,513
Transfer agent services	209		748	888	1,457
Reports to shareholders	4		15	17	29
Registration statement and prospectus	181		205	212	232
Trustees’ compensation	1		5	5	10
Auditing and legal	—	†	1	1	1
Custodian	6		6	6	6
Other	1		3	3	6
Total fees and expenses before waivers	1,030		3,269	3,808	6,212

Less investment advisory services waivers	132		483	556	958
Total fees and expenses after waivers	898		2,786	3,252	5,254
Net investment income	1,692		6,791	7,749	13,848

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	1,055		5,373	2,172	13,127
Affiliated issuers	—		—	—	—
Capital gain distributions received	7,653		29,251	33,381	57,775
Net realized gain	8,708		34,624	35,553	70,902
Net unrealized appreciation on investments	4,136		12,783	18,795	23,293
Net realized gain and unrealized appreciation on investments	12,844		47,407	54,348	94,195
Net increase in net assets resulting from operations	$14,536		$54,198	$62,097	$108,043

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$22,287	$32,453	$32,106	$34,960	$21,932	$14,165
—	—	202	1,516	1,001	817
22,287	32,453	32,308	36,476	22,933	14,982

1,081	1,548	1,549	1,637	996	568
4,156	5,798	5,888	5,964	3,684	1,871
1,733	2,382	2,409	2,445	1,482	764
33	47	47	50	31	18
247	268	278	272	212	184
11	16	16	17	11	7
1	2	2	2	1	1
6	6	6	6	6	6
7	9	10	10	6	4
7,275	10,076	10,205	10,403	6,429	3,423

1,081	1,548	1,549	1,637	996	569
6,194	8,528	8,656	8,766	5,433	2,854
16,093	23,925	23,652	27,710	17,500	12,128

5,394	25,722	8,313	29,009	13,025	18,515
—	—	—	44	—	685
62,473	85,135	78,782	62,253	31,090	11,520
67,867	110,857	87,095	91,306	44,115	30,720
36,100	37,356	55,922	44,307	30,441	6,860

103,967	148,213	143,017	135,613	74,556	37,580

$120,060	$172,138	$166,669	$163,323	$92,056	$49,708

American Funds Target Date Retirement Series	21

Statements of changes in net assets

	2055 Fund		2050 Fund		2045 Fund
	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013	Six months ended April 30, 2014*	Year ended October 31, 2013
Operations:
Net investment income	$1,692	$2,091	$6,791	$10,127	$7,749	$11,042
Net realized gain	8,708	2,284	34,624	7,408	35,553	7,939
Net unrealized appreciation on investments	4,136	30,838	12,783	142,601	18,795	158,377
Net increase in net assets resulting from operations	14,536	35,213	54,198	160,136	62,097	177,358

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,432)	(1,663)	(9,914)	(9,534)	(11,179)	(10,185)
Distributions from net realized gain on investments	(2,183)	(839)	(6,964)	(4,222)	(7,379)	(5,439)
Total dividends and distributions paid to shareholders	(4,615)	(2,502)	(16,878)	(13,756)	(18,558)	(15,624)

Net capital share transactions	73,460	88,066	136,042	154,568	199,542	204,364

Total increase in net assets	83,381	120,777	173,362	300,948	243,081	366,098

Net assets:
Beginning of period	229,338	108,561	894,161	593,213	1,007,973	641,875
End of period	$312,719	$229,338	$1,067,523	$894,161	$1,251,054	$1,007,973
Undistributed net investment income	$361	$1,101	$1,661	$4,784	$1,860	$5,290

*	Unaudited.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2014*	2013	2014*	2013	2014*	2013	2014*	2013	2014*	2013

$13,848	$20,588	$16,093	$23,899	$23,925	$35,415	$23,652	$35,614	$27,710	$42,822
70,902	17,110	67,867	16,453	110,857	26,445	87,095	26,829	91,306	32,027
23,293	282,791	36,100	314,641	37,356	444,812	55,922	414,399	44,307	349,327

108,043	320,489	120,060	354,993	172,138	506,672	166,669	476,842	163,323	424,176

(20,000)	(19,347)	(23,273)	(22,498)	(34,344)	(33,426)	(34,770)	(34,960)	(42,463)	(44,298)
(16,152)	(9,150)	(15,296)	(12,649)	(24,894)	(22,773)	(23,801)	(18,278)	(27,161)	(20,774)

(36,152)	(28,497)	(38,569)	(35,147)	(59,238)	(56,199)	(58,571)	(53,238)	(69,624)	(65,072)
278,388	274,127	321,977	328,962	423,495	438,810	432,884	457,617	431,245	409,997
350,279	566,119	403,468	648,808	536,395	889,283	540,982	881,221	524,944	769,101

1,769,246	1,203,127	1,994,089	1,345,281	2,870,738	1,981,455	2,875,693	1,994,472	3,073,675	2,304,574
$2,119,525	$1,769,246	$2,397,557	$1,994,089	$3,407,133	$2,870,738	$3,416,675	$2,875,693	$3,598,619	$3,073,675

$3,646	$9,798	$4,418	$11,598	$7,092	$17,511	$7,398	$18,516	$11,394	$26,174

American Funds Target Date Retirement Series	23

Statements of changes in net assets (continued)	(dollars in thousands)

	2015 Fund		2010 Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2014*	2013	2014*	2013
Operations:
Net investment income	$17,500	$28,744	$12,128	$22,620
Net realized gain	44,115	38,469	30,720	35,955
Net unrealized appreciation on investments	30,441	169,873	6,860	59,721
Net increase in net assets resulting from operations	92,056	237,086	49,708	118,296

Dividends and distributions paid to shareholders:
Dividends from net investment income	(28,565)	(31,419)	(22,210)	(24,575)
Distributions from net realized gain on investments	(35,156)	(25,664)	(34,044)	(12,609)
Total dividends and distributions paid to shareholders	(63,721)	(57,083)	(56,254)	(37,184)

Net capital share transactions	182,514	124,663	99,357	20,630

Total increase in net assets	210,849	304,666	92,811	101,742

Net assets:
Beginning of period	1,913,566	1,608,900	1,108,611	1,006,869
End of period	$2,124,415	$1,913,566	$1,201,422	$1,108,611

Undistributed net investment income	$7,724	$18,789	$6,352	$16,434

*	Unaudited.

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) – American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has eleven share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). On February 21, 2014, Class A shares were made available for purchase to non-retirement accounts, Class B shares were made available for exchange, and Class C, F-1 and F-2 shares were made available for purchase. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

American Funds Target Date Retirement Series	25

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 41 to 51.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2014, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

26	American Funds Target Date Retirement Series

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Target Date Retirement Series	27

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2007, the year the series commenced operations. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

28	American Funds Target Date Retirement Series

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2013, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$1,314	$4,787	$5,293	$9,804	$11,605	$17,521	$18,527	$26,159	$18,984	$17,910
Undistributed long-term capital gain	1,986	6,982	7,441	16,204	15,455	24,946	23,942	27,221	35,086	32,668

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Gross unrealized appreciation on investment securities	$40,578	$217,393	$248,560	$442,418	$491,981	$696,954	$651,550	$554,748	$281,663	$93,340
Gross unrealized depreciation on investment securities	(318)	(1,296)	(1,393)	(2,347)	(2,581)	(2,996)	(7,966)	(7,935)	(4,926)	(3,561)
Net unrealized appreciation on investment securities	40,260	216,097	247,167	440,071	489,400	693,958	643,584	546,813	276,737	89,779
Cost of investment securities	272,658	852,016	1,004,591	1,680,282	1,909,087	2,715,042	2,775,383	3,053,743	1,847,470	1,112,364

The tax character of distributions paid to shareholders were as follows (dollars in thousands):

2055 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$1,039	$682	$1,721	$809	$157	$966
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	6	7	13	8	2	10
Class R-2	424	481	905	414	113	527
Class R-3	478	399	877	391	90	481
Class R-4	338	223	561	229	44	273
Class R-5	211	120	331	166	29	195
Class R-6	133	74	207	43	7	50
Total	$2,629	$1,986	$4,615	$2,060	$442	$2,502

2050 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$3,924	$2,377	$6,301	$3,847	$1,490	$5,337
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	28	38	66	30	23	53
Class R-2	1,289	1,552	2,841	1,718	1,021	2,739
Class R-3	1,807	1,413	3,220	1,875	859	2,734
Class R-4	1,476	892	2,368	1,257	481	1,738
Class R-5	778	391	1,169	549	184	733
Class R-6	612	301	913	318	104	422
Total	$9,914	$6,964	$16,878	$9,594	$4,162	$13,756

See page 32 for footnote.

American Funds Target Date Retirement Series	29

2045 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$4,106	$2,311	$6,417	$3,742	$1,760	$5,502
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	24	40	64	46	41	87
Class R-2	1,572	1,729	3,301	1,896	1,389	3,285
Class R-3	2,316	1,669	3,985	2,153	1,215	3,368
Class R-4	1,553	878	2,431	1,314	613	1,927
Class R-5	927	438	1,365	696	285	981
Class R-6	681	314	995	338	136	474
Total	$11,179	$7,379	$18,558	$10,185	$5,439	$15,624

2040 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$7,339	$5,138	$12,477	$7,128	$2,952	$10,080
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	85	130	215	102	77	179
Class R-2	2,581	3,507	6,088	3,278	2,100	5,378
Class R-3	3,656	3,335	6,991	3,969	1,967	5,936
Class R-4	3,080	2,159	5,239	2,825	1,158	3,983
Class R-5	1,860	1,086	2,946	1,453	522	1,975
Class R-6	1,399	797	2,196	714	252	966
Total	$20,000	$16,152	$36,152	$19,469	$9,028	$28,497

2035 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$8,301	$4,702	$13,003	$8,069	$4,050	$12,119
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	82	116	198	148	120	268
Class R-2	3,422	3,597	7,019	4,162	3,162	7,324
Class R-3	4,704	3,390	8,094	4,765	2,828	7,593
Class R-4	3,231	1,831	5,062	2,844	1,404	4,248
Class R-5	2,066	981	3,047	1,660	722	2,382
Class R-6	1,467	679	2,146	850	363	1,213
Total	$23,273	$15,296	$38,569	$22,498	$12,649	$35,147

See page 32 for footnote.

30	American Funds Target Date Retirement Series

2030 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$11,467	$7,247	$18,714	$11,092	$6,791	$17,883
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	142	202	344	199	217	416
Class R-2	4,545	5,354	9,899	5,755	5,330	11,085
Class R-3	6,929	5,569	12,498	7,181	5,194	12,375
Class R-4	5,814	3,669	9,483	5,287	3,186	8,473
Class R-5	2,804	1,485	4,289	2,336	1,236	3,572
Class R-6	2,643	1,368	4,011	1,576	819	2,395
Total	$34,344	$24,894	$59,238	$33,426	$22,773	$56,199

2025 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$12,648	$7,525	$20,173	$12,464	$5,898	$18,362
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	108	144	252	170	127	297
Class R-2	4,745	5,193	9,938	6,123	4,274	10,397
Class R-3	7,059	5,372	12,431	7,799	4,287	12,086
Class R-4	5,223	3,106	8,329	4,954	2,292	7,246
Class R-5	2,632	1,313	3,945	2,165	884	3,049
Class R-6	2,355	1,148	3,503	1,285	516	1,801
Total	$34,770	$23,801	$58,571	$34,960	$18,278	$53,238

2020 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$15,778	$9,081	$24,859	$16,791	$7,117	$23,908
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	136	155	291	185	134	319
Class R-2	5,221	5,068	10,289	6,486	3,979	10,465
Class R-3	8,482	6,054	14,536	9,684	4,751	14,435
Class R-4	7,124	4,054	11,178	6,925	2,906	9,831
Class R-5	2,877	1,398	4,275	2,775	1,030	3,805
Class R-6	2,845	1,351	4,196	1,691	618	2,309
Total	$42,463	$27,161	$69,624	$44,537	$20,535	$65,072

American Funds Target Date Retirement Series	31

2015 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$12,058	$13,195	$25,253	$13,260	$9,818	$23,078
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	114	235	349	169	196	365
Class R-2	3,464	6,326	9,790	4,576	4,900	9,476
Class R-3	5,951	7,986	13,937	6,870	5,918	12,788
Class R-4	3,703	4,040	7,743	3,956	2,901	6,857
Class R-5	1,829	1,710	3,539	1,766	1,142	2,908
Class R-6	1,626	1,484	3,110	985	626	1,611
Total	$28,745	$34,976	$63,721	$31,582	$25,501	$57,083

2010 Fund

	Six months ended April 30, 2014			Year ended October 31, 2013
	Ordinary	Long-term	Total dividends and	Ordinary	Long-term	Total dividends and
Share class	income	capital gains	distributions paid	income	capital gains	distributions paid
Class A	$11,997	$15,769	$27,766	$14,060	$5,371	$19,431
Class B*	—	—	—	—	—	—
Class C*	—	—	—	—	—	—
Class F-1*	—	—	—	—	—	—
Class F-2*	—	—	—	—	—	—
Class R-1	59	114	173	59	33	92
Class R-2	2,376	4,374	6,750	2,924	1,464	4,388
Class R-3	3,726	5,672	9,398	4,284	1,852	6,136
Class R-4	3,161	4,119	7,280	3,265	1,237	4,502
Class R-5	1,077	1,246	2,323	1,332	458	1,790
Class R-6	1,202	1,362	2,564	631	214	845
Total	$23,598	$32,656	$56,254	$26,555	$10,629	$37,184

*	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 41 to 51.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described as follows:

32	American Funds Target Date Retirement Series

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2014, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2014, were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services
2055 Fund
Class A	$91		$49
Class B*	—	†	—	†
Class C*	—	†	—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	5		1
Class R-2	229		92
Class R-3	132		46
Class R-4	39		16
Class R-5	Not applicable		5
Class R-6	Not applicable		—	†
Total	$496		$209

Share class	Distribution services		Transfer agent services
2050 Fund
Class A	$366		$180
Class B*	—	†	—	†
Class C*	—	†	—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	26		4
Class R-2	777		312
Class R-3	477		168
Class R-4	157		68
Class R-5	Not applicable		15
Class R-6	Not applicable		1
Total	$1,803		$748

See page 34 for footnotes.

American Funds Target Date Retirement Series	33

Share class	Distribution services		Transfer agent services
2045 Fund
Class A	$369		$190
Class B*	—	†	—	†
Class C*	—	†	—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	30		4
Class R-2	937		382
Class R-3	613		220
Class R-4	171		73
Class R-5	Not applicable		18
Class R-6	Not applicable		1
Total	$2,120		$888

2040 Fund
Class A	$659		$331
Class B*	—	†	—	†
Class C*	1		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	75		10
Class R-2	1,495		596
Class R-3	972		351
Class R-4	311		131
Class R-5	Not applicable		35
Class R-6	Not applicable		3
Total	$3,513		$1,457

2035 Fund
Class A	$727		$361
Class B*	—	†	—	†
Class C*	2		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	81		11
Class R-2	1,844		752
Class R-3	1,173		426
Class R-4	329		143
Class R-5	Not applicable		38
Class R-6	Not applicable		2
Total	$4,156		$1,733

2030 Fund
Class A	$1,013		$492
Class B*	—	†	—	†
Class C*	1		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	123		16
Class R-2	2,402		964
Class R-3	1,716		621
Class R-4	543		233
Class R-5	Not applicable		51
Class R-6	Not applicable		5
Total	$5,798		$2,382

Share class	Distribution services		Transfer agent services
2025 Fund
Class A	$1,104		$535
Class B*	—	†	—	†
Class C*	2		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	95		12
Class R-2	2,448		983
Class R-3	1,730		606
Class R-4	509		221
Class R-5	Not applicable		48
Class R-6	Not applicable		4
Total	$5,888		$2,409

2020 Fund
Class A	$1,280		$595
Class B*	—	†	—	†
Class C*	3		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	91		12
Class R-2	2,206		901
Class R-3	1,801		640
Class R-4	583		245
Class R-5	Not applicable		47
Class R-6	Not applicable		5
Total	$5,964		$2,445

2015 Fund
Class A	$919		$411
Class B*	—	†	—	†
Class C*	1		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	65		9
Class R-2	1,296		525
Class R-3	1,117		388
Class R-4	286		122
Class R-5	Not applicable		25
Class R-6	Not applicable		2
Total	$3,684		$1,482

2010 Fund
Class A	$647		$296
Class B*	—	†	—	†
Class C*	1		—	†
Class F-1*	—	†	—	†
Class F-2*	Not applicable		—	†
Class R-1	19		3
Class R-2	534		214
Class R-3	491		168
Class R-4	179		71
Class R-5	Not applicable		11
Class R-6	Not applicable		1
Total	$1,871		$764

*	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
†	Amount less than one thousand.

34	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation in the funds’ statements of operations includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
2055 Fund	$1,151	$36	$1,187
2050 Fund	4,413	394	4,807
2045 Fund	5,027	357	5,384
2040 Fund	8,766	734	9,500
2035 Fund	9,899	897	10,796
2030 Fund	14,210	1,327	15,537
2025 Fund	14,230	1,452	15,682
2020 Fund	15,113	1,792	16,905
2015 Fund	9,383	1,447	10,830
2010 Fund	5,408	1,117	6,525

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2014, as follows (dollars in thousands):

	Purchases	Sales
2055 Fund	$82,163	$3,897
2050 Fund	166,549	11,277
2045 Fund	227,335	4,868
2040 Fund	341,135	26,934
2035 Fund	372,671	10,480
2030 Fund	529,949	54,676
2025 Fund	550,833	72,219
2020 Fund	592,952	140,504
2015 Fund	241,728	74,853
2010 Fund	218,431	151,625

American Funds Target Date Retirement Series	35

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

2055 Fund
Six months ended April 30, 2014
Class A	$30,925	2,056	$1,720	114	$(7,927)	(527)	$24,718	1,643
Class B2	39	2	—	—	(1)	— [3]	38	2
Class C2	357	23	—	—	(1)	— [3]	356	23
Class F-1[2]	12	1	—	—	—	—	12	1
Class F-2[2]	10	1	—	—	—	—	10	1
Class R-1	346	24	13	1	(203)	(14)	156	11
Class R-2	24,994	1,678	905	61	(13,749)	(927)	12,150	812
Class R-3	24,144	1,617	876	59	(11,183)	(749)	13,837	927
Class R-4	17,046	1,136	561	37	(5,194)	(345)	12,413	828
Class R-5	6,742	445	331	22	(4,768)	(318)	2,305	149
Class R-6	8,362	553	207	14	(1,104)	(72)	7,465	495
Total net increase (decrease)	$112,977	7,536	$4,613	308	$(44,130)	(2,952)	$73,460	4,892

Year ended October 31, 2013
Class A	$40,758	3,068	$966	80	$(13,331)	(996)	$28,393	2,152
Class R-1	474	36	9	1	(105)	(8)	378	29
Class R-2	33,516	2,541	527	44	(14,074)	(1,075)	19,969	1,510
Class R-3	33,591	2,535	481	40	(17,911)	(1,377)	16,161	1,198
Class R-4	15,926	1,184	273	23	(5,212)	(385)	10,987	822
Class R-5	10,709	787	195	16	(3,497)	(261)	7,407	542
Class R-6	5,544	407	50	4	(823)	(61)	4,771	350
Total net increase (decrease)	$140,518	10,558	$2,501	208	$(54,953)	(4,163)	$88,066	6,603

2050 Fund
Six months ended April 30, 2014
Class A	$55,279	4,496	$6,290	512	$(25,387)	(2,066)	$36,182	2,942
Class B2	13	1	—	—	—	—	13	1
Class C2	499	40	—	—	(12)	(1)	487	39
Class F-1[2]	11	1	—	—	—	—	11	1
Class F-2[2]	139	11	—	—	(35)	(3)	104	8
Class R-1	1,718	143	66	5	(1,304)	(106)	480	42
Class R-2	42,309	3,488	2,838	234	(32,085)	(2,646)	13,062	1,076
Class R-3	47,298	3,872	3,215	263	(35,023)	(2,869)	15,490	1,266
Class R-4	47,398	3,865	2,368	193	(21,163)	(1,721)	28,603	2,337
Class R-5	26,380	2,122	1,169	95	(6,119)	(494)	21,430	1,723
Class R-6	24,447	1,984	913	74	(5,180)	(421)	20,180	1,637
Total net increase (decrease)	$245,491	20,023	$16,859	1,376	$(126,308)	(10,327)	$136,042	11,072

Year ended October 31, 2013
Class A	$78,186	7,231	$5,327	541	$(42,413)	(3,929)	$41,100	3,843
Class R-1	3,371	321	53	5	(2,977)	(285)	447	41
Class R-2	70,090	6,561	2,735	281	(51,194)	(4,774)	21,631	2,068
Class R-3	74,812	6,938	2,734	279	(46,482)	(4,327)	31,064	2,890
Class R-4	47,093	4,348	1,738	177	(22,928)	(2,104)	25,903	2,421
Class R-5	26,481	2,364	733	74	(10,703)	(991)	16,511	1,447
Class R-6	23,802	2,176	422	43	(6,312)	(579)	17,912	1,640
Total net increase (decrease)	$323,835	29,939	$13,742	1,400	$(183,009)	(16,989)	$154,568	14,350

See page 40 for footnotes.

36	American Funds Target Date Retirement Series

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

2045 Fund
Six months ended April 30, 2014
Class A	$64,532	5,147	$6,410	512	$(23,569)	(1,881)	$47,373	3,778
Class B2	74	6	—	—	— [3]	— [3]	74	6
Class C2	686	55	—	—	(34)	(3)	652	52
Class F-1[2]	24	2	—	—	—	—	24	2
Class F-2[2]	51	4	—	—	—	—	51	4
Class R-1	1,488	120	64	4	(958)	(77)	594	47
Class R-2	56,888	4,611	3,298	268	(39,135)	(3,181)	21,051	1,698
Class R-3	75,108	6,047	3,978	320	(44,413)	(3,573)	34,673	2,794
Class R-4	53,781	4,306	2,431	194	(17,943)	(1,434)	38,269	3,066
Class R-5	36,203	2,854	1,365	108	(7,246)	(573)	30,322	2,389
Class R-6	30,724	2,444	994	79	(5,259)	(418)	26,459	2,105
Total net increase (decrease)	$319,559	25,596	$18,540	1,485	$(138,557)	(11,140)	$199,542	15,941

Year ended October 31, 2013
Class A	$93,348	8,447	$5,488	547	$(38,444)	(3,491)	$60,392	5,503
Class R-1	2,826	261	87	9	(3,551)	(325)	(638)	(55)
Class R-2	94,298	8,682	3,284	332	(59,675)	(5,511)	37,907	3,503
Class R-3	92,460	8,441	3,368	338	(51,477)	(4,700)	44,351	4,079
Class R-4	53,065	4,805	1,925	192	(27,827)	(2,525)	27,163	2,472
Class R-5	23,947	2,127	980	97	(8,999)	(806)	15,928	1,418
Class R-6	23,811	2,119	474	47	(5,024)	(448)	19,261	1,718
Total net increase (decrease)	$383,755	34,882	$15,606	1,562	$(194,997)	(17,806)	$204,364	18,638

2040 Fund
Six months ended April 30, 2014
Class A	$90,458	7,210	$12,464	995	$(41,166)	(3,289)	$61,756	4,916
Class B2	100	8	—	—	(5)	— [3]	95	8
Class C2	975	77	—	—	(24)	(2)	951	75
Class F-1[2]	106	8	—	—	—	—	106	8
Class F-2[2]	188	15	—	—	—	—	188	15
Class R-1	3,224	262	215	17	(2,245)	(183)	1,194	96
Class R-2	74,177	6,008	6,081	493	(54,310)	(4,398)	25,948	2,103
Class R-3	86,834	6,972	6,989	561	(59,776)	(4,798)	34,047	2,735
Class R-4	82,553	6,606	5,237	419	(47,827)	(3,813)	39,963	3,212
Class R-5	63,754	5,023	2,946	234	(10,504)	(831)	56,196	4,426
Class R-6	67,295	5,371	2,197	175	(11,548)	(920)	57,944	4,626
Total net increase (decrease)	$469,664	37,560	$36,129	2,894	$(227,405)	(18,234)	$278,388	22,220

Year ended October 31, 2013
Class A	$138,868	12,551	$10,054	1,001	$(72,419)	(6,579)	$76,503	6,973
Class R-1	4,575	417	179	18	(3,422)	(318)	1,332	117
Class R-2	124,303	11,444	5,376	542	(90,526)	(8,332)	39,153	3,654
Class R-3	134,548	12,217	5,934	594	(96,584)	(8,823)	43,898	3,988
Class R-4	83,341	7,520	3,983	397	(45,972)	(4,150)	41,352	3,767
Class R-5	48,062	4,266	1,974	195	(18,485)	(1,656)	31,551	2,805
Class R-6	51,207	4,604	966	96	(11,835)	(1,059)	40,338	3,641
Total net increase (decrease)	$584,904	53,019	$28,466	2,843	$(339,243)	(30,917)	$274,127	24,945

American Funds Target Date Retirement Series	37

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

2035 Fund
Six months ended April 30, 2014
Class A	$103,610	8,377	$12,979	1,051	$(45,131)	(3,650)	$71,458	5,778
Class B2	148	12	—	—	(1)	— [3]	147	12
Class C2	2,091	167	—	—	(5)	— [3]	2,086	167
Class F-1[2]	361	29	—	—	— [3]	— [3]	361	29
Class F-2[2]	41	3	—	—	(5)	— [3]	36	3
Class R-1	2,961	244	198	17	(1,519)	(126)	1,640	135
Class R-2	90,769	7,450	7,015	575	(62,691)	(5,152)	35,093	2,873
Class R-3	102,226	8,323	8,092	659	(64,093)	(5,219)	46,225	3,763
Class R-4	76,403	6,203	5,061	410	(30,968)	(2,504)	50,496	4,109
Class R-5	74,476	5,946	3,048	246	(9,634)	(774)	67,890	5,418
Class R-6	58,237	4,709	2,146	174	(13,838)	(1,116)	46,545	3,767
Total net increase (decrease)	$511,323	41,463	$38,539	3,132	$(227,885)	(18,541)	$321,977	26,054

Year ended October 31, 2013
Class A	$148,817	13,606	$12,093	1,215	$(80,484)	(7,397)	$80,426	7,424
Class R-1	4,664	435	268	27	(5,129)	(465)	(197)	(3)
Class R-2	157,812	14,662	7,318	744	(106,249)	(9,882)	58,881	5,524
Class R-3	164,563	15,140	7,589	768	(101,027)	(9,336)	71,125	6,572
Class R-4	94,473	8,669	4,240	427	(44,637)	(4,040)	54,076	5,056
Class R-5	47,696	4,306	2,380	238	(18,491)	(1,659)	31,585	2,885
Class R-6	44,768	4,074	1,212	122	(12,914)	(1,161)	33,066	3,035
Total net increase (decrease)	$662,793	60,892	$35,100	3,541	$(368,931)	(33,940)	$328,962	30,493

2030 Fund
Six months ended April 30, 2014
Class A	$131,669	10,645	$18,693	1,514	$(56,710)	(4,588)	$93,652	7,571
Class B2	87	7	—	—	— [3]	— [3]	87	7
Class C2	1,992	160	—	—	(9)	(1)	1,983	159
Class F-1[2]	68	5	—	—	—	—	68	5
Class F-2[2]	127	10	—	—	— [3]	— [3]	127	10
Class R-1	4,027	330	343	28	(2,473)	(203)	1,897	155
Class R-2	106,946	8,780	9,895	812	(83,897)	(6,889)	32,944	2,703
Class R-3	147,931	12,057	12,489	1,018	(93,774)	(7,636)	66,646	5,439
Class R-4	116,630	9,449	9,483	769	(85,891)	(6,955)	40,222	3,263
Class R-5	101,634	8,127	4,289	346	(15,761)	(1,265)	90,162	7,208
Class R-6	118,689	9,601	4,010	324	(26,992)	(2,181)	95,707	7,744
Total net increase (decrease)	$729,800	59,171	$59,202	4,811	$(365,507)	(29,718)	$423,495	34,264

Year ended October 31, 2013
Class A	$211,471	19,289	$17,857	1,789	$(116,796)	(10,708)	$112,532	10,370
Class R-1	7,425	689	416	42	(7,382)	(685)	459	46
Class R-2	185,932	17,291	11,068	1,123	(138,133)	(12,843)	58,867	5,571
Class R-3	229,001	20,997	12,359	1,245	(149,723)	(13,790)	91,637	8,452
Class R-4	144,918	13,189	8,447	846	(77,421)	(7,041)	75,944	6,994
Class R-5	70,849	6,336	3,572	356	(37,469)	(3,395)	36,952	3,297
Class R-6	83,523	7,572	2,394	240	(23,498)	(2,135)	62,419	5,677
Total net increase (decrease)	$933,119	85,363	$56,113	5,641	$(550,422)	(50,597)	$438,810	40,407

See page 40 for footnotes.

38	American Funds Target Date Retirement Series

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

2025 Fund
Six months ended April 30, 2014
Class A	$155,370	13,024	$20,123	1,693	$(67,297)	(5,647)	$108,196	9,070
Class B2	146	12	—	—	(23)	(2)	123	10
Class C2	2,024	168	—	—	(6)	— [3]	2,018	168
Class F-1[2]	143	12	—	—	—	—	143	12
Class F-2[2]	217	18	—	—	—	—	217	18
Class R-1	3,940	337	252	21	(1,232)	(105)	2,960	253
Class R-2	106,173	9,044	9,935	847	(80,854)	(6,890)	35,254	3,001
Class R-3	137,299	11,613	12,424	1,051	(92,050)	(7,782)	57,673	4,882
Class R-4	106,915	8,983	8,328	701	(45,647)	(3,834)	69,596	5,850
Class R-5	96,976	8,050	3,943	330	(15,799)	(1,316)	85,120	7,064
Class R-6	90,722	7,600	3,497	294	(22,635)	(1,897)	71,584	5,997
Total net increase (decrease)	$699,925	58,861	$58,502	4,937	$(325,543)	(27,473)	$432,884	36,325

Year ended October 31, 2013
Class A	$246,517	23,101	$18,293	1,874	$(139,109)	(13,106)	$125,701	11,869
Class R-1	5,103	489	297	31	(4,780)	(452)	620	68
Class R-2	199,007	19,003	10,394	1,078	(135,535)	(12,928)	73,866	7,153
Class R-3	244,542	23,098	12,077	1,244	(156,780)	(14,851)	99,839	9,491
Class R-4	145,979	13,716	7,223	741	(85,159)	(7,958)	68,043	6,499
Class R-5	65,319	6,024	3,049	311	(30,411)	(2,812)	37,957	3,523
Class R-6	73,129	6,839	1,801	184	(23,339)	(2,174)	51,591	4,849
Total net increase (decrease)	$979,596	92,270	$53,134	5,463	$(575,113)	(54,281)	$457,617	43,452

2020 Fund
Six months ended April 30, 2014
Class A	$175,810	15,598	$24,820	2,214	$(85,416)	(7,593)	$115,214	10,219
Class B2	338	30	—	—	(20)	(2)	318	28
Class C2	2,935	258	—	—	(93)	(8)	2,842	250
Class F-1[2]	448	39	—	—	—	—	448	39
Class F-2[2]	170	15	—	—	—	—	170	15
Class R-1	2,826	254	290	26	(2,834)	(255)	282	25
Class R-2	98,806	8,901	10,285	929	(77,160)	(6,959)	31,931	2,871
Class R-3	146,795	13,131	14,529	1,303	(105,356)	(9,415)	55,968	5,019
Class R-4	149,660	13,263	11,176	998	(114,221)	(10,160)	46,615	4,101
Class R-5	84,109	7,405	4,275	380	(19,121)	(1,692)	69,263	6,093
Class R-6	135,911	12,076	4,196	374	(31,913)	(2,832)	108,194	9,618
Total net increase (decrease)	$797,808	70,970	$69,571	6,224	$(436,134)	(38,916)	$431,245	38,278

Year ended October 31, 2013
Class A	$275,146	26,626	$23,839	2,476	$(185,481)	(17,934)	$113,504	11,168
Class R-1	4,878	479	318	33	(4,800)	(477)	396	35
Class R-2	189,883	18,659	10,457	1,098	(144,288)	(14,184)	56,052	5,573
Class R-3	269,129	26,304	14,420	1,505	(203,081)	(19,878)	80,468	7,931
Class R-4	164,978	15,989	9,818	1,020	(102,095)	(9,881)	72,701	7,128
Class R-5	57,867	5,541	3,805	393	(37,408)	(3,597)	24,264	2,337
Class R-6	99,577	9,564	2,309	240	(39,274)	(3,811)	62,612	5,993
Total net increase (decrease)	$1,061,458	103,162	$64,966	6,765	$(716,427)	(69,762)	$409,997	40,165

American Funds Target Date Retirement Series	39

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

2015 Fund
Six months ended April 30, 2014
Class A	$111,016	10,237	$25,102	2,335	$(74,594)	(6,881)	$61,524	5,691
Class B2	29	3	—	—	— [3]	— [3]	29	3
Class C2	1,631	149	—	—	(55)	(5)	1,576	144
Class F-1[2]	108	10	—	—	—	—	108	10
Class F-2[2]	172	16	—	—	—	—	172	16
Class R-1	1,565	147	349	33	(1,809)	(170)	105	10
Class R-2	51,153	4,785	9,783	921	(57,616)	(5,397)	3,320	309
Class R-3	84,569	7,855	13,922	1,302	(82,128)	(7,631)	16,363	1,526
Class R-4	56,096	5,178	7,741	721	(39,543)	(3,648)	24,294	2,251
Class R-5	48,846	4,477	3,538	328	(16,015)	(1,463)	36,369	3,342
Class R-6	66,938	6,173	3,110	289	(31,394)	(2,893)	38,654	3,569
Total net increase (decrease)	$422,123	39,030	$63,545	5,929	$(303,154)	(28,088)	$182,514	16,871

Year ended October 31, 2013
Class A	$187,099	18,397	$22,906	2,388	$(173,849)	(17,039)	$36,156	3,746
Class R-1	3,750	374	365	39	(4,830)	(480)	(715)	(67)
Class R-2	124,218	12,411	9,474	999	(127,401)	(12,707)	6,291	703
Class R-3	172,478	17,086	12,783	1,340	(163,670)	(16,217)	21,591	2,209
Class R-4	86,256	8,495	6,813	711	(79,368)	(7,785)	13,701	1,421
Class R-5	42,867	4,164	2,901	302	(31,087)	(3,008)	14,681	1,458
Class R-6	57,577	5,599	1,611	168	(26,230)	(2,562)	32,958	3,205
Total net increase (decrease)	$674,245	66,526	$56,853	5,947	$(606,435)	(59,798)	$124,663	12,675

2010 Fund
Six months ended April 30, 2014
Class A	$54,588	5,299	$27,493	2,714	$(53,610)	(5,210)	$28,471	2,803
Class B2	128	12	—	—	(1)	— [3]	127	12
Class C2	1,009	98	—	—	(1)	— [3]	1,008	98
Class F-1[2]	259	25	—	—	—	—	259	25
Class F-2[2]	223	22	—	—	(92)	(9)	131	13
Class R-1	757	74	173	17	(831)	(81)	99	10
Class R-2	38,170	3,754	6,748	673	(43,099)	(4,253)	1,819	174
Class R-3	75,099	7,358	9,385	930	(86,849)	(8,488)	(2,365)	(200)
Class R-4	53,345	5,178	7,280	719	(42,627)	(4,156)	17,998	1,741
Class R-5	39,717	3,848	2,323	228	(14,610)	(1,417)	27,430	2,659
Class R-6	56,170	5,435	2,564	253	(34,354)	(3,305)	24,380	2,383
Total net increase (decrease)	$319,465	31,103	$55,966	5,534	$(276,074)	(26,919)	$99,357	9,718

Year ended October 31, 2013
Class A	$104,170	10,500	$19,280	2,036	$(133,000)	(13,339)	$(9,550)	(803)
Class R-1	1,455	146	92	10	(1,571)	(159)	(24)	(3)
Class R-2	69,138	7,071	4,363	465	(75,044)	(7,653)	(1,543)	(117)
Class R-3	129,029	13,051	6,121	648	(130,438)	(13,183)	4,712	516
Class R-4	86,745	8,756	4,503	475	(77,309)	(7,760)	13,939	1,471
Class R-5	33,714	3,362	1,790	189	(41,656)	(4,157)	(6,152)	(606)
Class R-6	40,300	4,016	845	89	(21,897)	(2,171)	19,248	1,934
Total net increase (decrease)	$464,551	46,902	$36,994	3,912	$(480,915)	(48,422)	$20,630	2,392

[1]	Includes exchanges between share classes of the fund.
[2]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[3]	Amount less than one thousand.

40	American Funds Target Date Retirement Series

Financial highlights

American Funds 2055 Target Date Retirement Fund

		Income from investment operations1			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2014[6,7]	$14.77	$.11	$.74	$.85	$(.17)	$(.13)	$(.30)	$15.32	5.83%		$105,911	.56%[8]		.46%[8]		.86%[8]		1.51%[8]
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		77,839	.49		.35		.75		1.54
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		37,802	.56		.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11		19,454	.76		.39		.79		1.57
10/31/10[6,9]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20		5,507	.89	[8]	.36	[8]	.78	[8]	1.37	[8]
Class B:
4/30/2014[6,7,10]	15.17	(.01)	.14	.13	—	—	—	15.30	.86	[11]	39	.25	[11]	.23	[11]	1.62	[11]	(.04)[11]
Class C:
4/30/2014[6,7,10]	15.17	(.02)	.15	.13	—	—	—	15.30	.86		360	.25		.23		1.65		(.11)
Class F-1:
4/30/2014[6,7,10]	15.17	.03	.12	.15	—	—	—	15.32	.99	[11]	12	.13	[11]	.11	[11]	.98	[11]	.22	[11]
Class F-2:
4/30/2014[6,7,10]	15.17	.04	.12	.16	—	—	—	15.33	1.06		10	.10		.08		.82		.27
Class R-1:
4/30/2014[6,7]	14.55	.05	.72	.77	(.08)	(.13)	(.21)	15.11	5.37		1,052	1.38	[8]	1.28	[8]	1.68	[8]	.68	[8]
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		860	1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		358	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43		83	1.51		1.16		1.56		.78
10/31/10[6,9]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50		17	1.83	[8]	1.16	[8]	1.58	[8]	.58	[8]
Class R-2:
4/30/2014[6,7]	14.57	.06	.72	.78	(.09)	(.13)	(.22)	15.13	5.43		69,044	1.29	[8]	1.19	[8]	1.59	[8]	.79	[8]
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54,650	1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30		26,862	1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43		13,280	1.48		1.11		1.51		.79
10/31/10[6,9]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60		2,466	1.68	[8]	1.11	[8]	1.53	[8]	.60	[8]
Class R-3:
4/30/2014[6,7]	14.67	.08	.74	.82	(.13)	(.13)	(.26)	15.23	5.66		63,052	.92	[8]	.82	[8]	1.22	[8]	1.13	[8]
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47,148	.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75		24,292	.92		.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75		10,958	1.09		.74		1.14		1.13
10/31/10[6,9]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90		3,126	1.45	[8]	.74	[8]	1.16	[8]	.95	[8]
Class R-4:
4/30/2014[6,7]	14.76	.11	.74	.85	(.17)	(.13)	(.30)	15.31	5.83		38,353	.60	[8]	.50	[8]	.90	[8]	1.43	[8]
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		24,756	.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16		10,368	.58		.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14		3,155	.77		.42		.82		1.45
10/31/10[6,9]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10		873	.89	[8]	.42	[8]	.84	[8]	1.48	[8]
Class R-5:
4/30/2014[6,7]	14.85	.13	.75	.88	(.20)	(.13)	(.33)	15.40	6.00		19,593	.30	[8]	.20	[8]	.60	[8]	1.74	[8]
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09		16,680	.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45		7,080	.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38		4,117	.51		.11		.51		1.93
10/31/10[6,9]	10.00	.15	.99	1.14	—	—	—	11.14	11.40		2,311	.45	[8]	.12	[8]	.54	[8]	1.93	[8]
Class R-6:
4/30/2014[6,7]	14.86	.13	.76	.89	(.21)	(.13)	(.34)	15.41	6.04		15,293	.26	[8]	.16	[8]	.56	[8]	1.72	[8]
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11		7,405	.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48		1,799	.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50		992	.24		.06		.46		1.26
10/31/10[6,9]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40		107	.62	[8]	.07	[8]	.49	[8]	1.66	[8]

See page 51 for footnotes.

American Funds Target Date Retirement Series	41

 Financial highlights (continued)

American Funds 2050 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2014[6,7]	$12.07	$.10	$.60	$.70	$(.15)	$(.09)	$(.24)	$12.53	5.85%		$356,221	.48%[8]		.38%[8]		.78%[8]		1.61%[8]
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		307,570	.47		.37		.77		1.61
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13		214,647	.48		.38		.79		1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18		168,621	.49		.39		.79		1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86		132,836	.49		.39		.81		1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33		83,597	.47		.30		.75		2.34
Class B:
4/30/2014[6,7,10]	12.40	.03	.09	.12	—	—	—	12.52	.97	[11]	13	.17	[11]	.15	[11]	1.23	[11]	.21	[11]
Class C:
4/30/2014[6,7,10]	12.40	(.02)	.13	.11	—	—	—	12.51	.89		492	.24		.22		1.58		(.13)
Class F-1:
4/30/2014[6,7,10]	12.40	.03	.10	.13	—	—	—	12.53	1.05	[11]	11	.10	[11]	.08	[11]	.82	[11]	.27	[11]
Class F-2:
4/30/2014[6,7,10]	12.40	.04	.09	.13	—	—	—	12.53	1.05		104	.06		.04		.62		.34
Class R-1:
4/30/2014[6,7]	11.86	.05	.60	.65	(.07)	(.09)	(.16)	12.35	5.48		5,525	1.28	[8]	1.18	[8]	1.58	[8]	.78	[8]
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		4,813	1.26		1.16		1.56		.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36		3,554	1.26		1.16		1.57		.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39		3,052	1.28		1.13		1.53		1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00		2,653	1.32		1.13		1.55		1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28		1,994	1.47		1.09		1.54		1.66
Class R-2:
4/30/2014[6,7]	11.86	.05	.61	.66	(.08)	(.09)	(.17)	12.35	5.56		221,715	1.19	[8]	1.09	[8]	1.49	[8]	.90	[8]
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79		200,280	1.15		1.05		1.45		.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29		144,578	1.19		1.09		1.50		.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51		116,947	1.19		1.09		1.49		1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03		94,183	1.24		1.11		1.53		.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37		60,068	1.58		1.11		1.56		1.47
Class R-3:
4/30/2014[6,7]	11.97	.08	.59	.67	(.12)	(.09)	(.21)	12.43	5.61		204,864	.82	[8]	.72	[8]	1.12	[8]	1.28	[8]
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33		181,985	.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75		121,222	.81		.71		1.12		1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86		88,952	.82		.72		1.12		1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53		71,732	.84		.72		1.14		1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81		57,379	.96		.68		1.13		1.93
Class R-4:
4/30/2014[6,7]	12.05	.10	.60	.70	(.15)	(.09)	(.24)	12.51	5.86		145,201	.51	[8]	.41	[8]	.81	[8]	1.56	[8]
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		111,701	.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15		67,836	.48		.38		.79		1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09		47,162	.50		.40		.80		1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97		33,539	.50		.39		.81		1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15		18,598	.57		.35		.80		2.20
Class R-5:
4/30/2014[6,7]	12.15	.11	.61	.72	(.18)	(.09)	(.27)	12.60	5.99		74,118	.20	[8]	.10	[8]	.50	[8]	1.82	[8]
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09		50,514	.17		.07		.47		1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50		27,059	.19		.09		.50		1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43		20,117	.19		.09		.49		2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25		12,021	.20		.09		.51		2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50		8,656	.25		.05		.50		2.42
Class R-6:
4/30/2014[6,7]	12.12	.11	.62	.73	(.19)	(.09)	(.28)	12.57	6.04		59,259	.16	[8]	.06	[8]	.46	[8]	1.84	[8]
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08		37,298	.13		.03		.43		1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57		14,317	.14		.04		.45		1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48		4,504	.14		.04		.44		2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37		3,679	.14		.04		.46		1.77
10/31/09[6,12]	7.00	.04	1.04	1.08	—	—	—	8.08	15.43		376	.08		.01		.46		.50

See page 51 for footnotes.

42	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2014[6,7]	$12.29	$.10	$.62	$.72	$(.15)	$(.09)	$(.24)	$12.77	5.89%		$381,745.47%[8]			.37%[8]		.77%[8]		1.62%[8]
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		320,966.46			.36		.76		1.60
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208,380.48			.38		.79		1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15		157,029.49			.39		.79		1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92		113,675.49			.39		.81		1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28		68,878.48			.31		.76		2.26
Class B:
4/30/2014[6,7,10]	12.64	(.01)	.12	.11	—	—	—	12.75	.87	[11]	75.21		[11]	.19	[11]	1.41	[11]	(.04)[11]
Class C:
4/30/2014[6,7,10]	12.64	(.01)	.12	.11	—	—	—	12.75	.87		659.23			.22		1.56		(.08)
Class F-1:
4/30/2014[6,7,10]	12.64	.03	.10	.13	—	—	—	12.77	1.03	[11]	24.10		[11]	.08	[11]	.82	[11]	.23	[11]
Class F-2:
4/30/2014[6,7,10]	12.64	.02	.12	.14	—	—	—	12.78	1.11		51.06			.04		.63		.13
Class R-1:
4/30/2014[6,7]	12.09	.05	.61	.66	(.05)	(.09)	(.14)	12.61	5.46		6,501	1.28	[8]	1.18	[8]	1.58	[8]	.80	[8]
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		5,652	1.26		1.16		1.56		.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5,200	1.26		1.16		1.57		.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46		4,011	1.29		1.14		1.54		.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05		3,407	1.31		1.13		1.55		1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33		2,037	1.50		1.10		1.55		1.29
Class R-2:
4/30/2014[6,7]	12.05	.05	.62	.67	(.08)	(.09)	(.17)	12.55	5.54		272,387	1.19	[8]	1.09	[8]	1.49	[8]	.90	[8]
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241,164	1.15		1.05		1.45		.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32		163,820	1.18		1.08		1.49		.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50		122,118	1.19		1.09		1.49		1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02		94,602	1.24		1.11		1.53		.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39		55,895	1.63		1.11		1.56		1.44
Class R-3:
4/30/2014[6,7]	12.18	.08	.62	.70	(.12)	(.09)	(.21)	12.67	5.74		268,194.82		[8]	.72	[8]	1.12	[8]	1.28	[8]
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		223,900.80			.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83		143,406.81			.71		1.12		1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76		101,208.82			.72		1.12		1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48		75,383.84			.72		1.14		1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90		52,582.98			.68		1.13		1.89
Class R-4:
4/30/2014[6,7]	12.28	.10	.62	.72	(.15)	(.09)	(.24)	12.76	5.89		161,448.50		[8]	.40	[8]	.80	[8]	1.55	[8]
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		117,744.47			.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20		71,907.48			.38		.79		1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05		44,726.50			.40		.80		1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89		30,605.50			.39		.81		1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42		17,458.56			.33		.78		2.19
Class R-5:
4/30/2014[6,7]	12.38	.11	.63	.74	(.18)	(.09)	(.27)	12.85	6.00		92,299.20		[8]	.10	[8]	.50	[8]	1.80	[8]
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06		59,331.17			.07		.47		1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41		34,351.18			.08		.49		1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49		23,175.19			.09		.49		1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17		15,802.20			.09		.51		2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77		12,154.24			.05		.50		2.47
Class R-6:
4/30/2014[6,7]	12.34	.12	.63	.75	(.19)	(.09)	(.28)	12.81	6.06		67,671.15		[8]	.05	[8]	.45	[8]	1.88	[8]
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08		39,216.13			.03		.43		1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49		14,811.14			.04		.45		1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55		5,696.15			.05		.45		2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18		4,814.13			.04		.46		1.60
10/31/09[6,12]	7.07	.02	1.08	1.10	—	—	—	8.17	15.56		50.14			.01		.46		.20

American Funds Target Date Retirement Series	43

Financial highlights (continued)

American Funds 2040 Target Date Retirement Fund

		Income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2014[6,7]	$12.31	$.10		$.63	$.73	$(.16)	$(.11)	$(.27)	$12.77	5.93%		$652,508.46%[8]			.36%[8]		.76%[8]		1.65%[8]
10/31/13	10.12	.18		2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		568,606.46			.36		.76		1.62
10/31/12	9.23	.16		.92	1.08	(.16)	(.03)	(.19)	10.12	12.05		396,860.47			.37		.78		1.68
10/31/11	9.23	.17		.03	.20	(.16)	(.04)	(.20)	9.23	2.15		308,636.47			.37		.77		1.76
10/31/10	8.13	.15		1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94		237,418.48			.38		.80		1.71
10/31/09	7.14	.17		1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44		142,457.45			.30		.75		2.32
Class B:
4/30/2014[6,7,10]	12.64	.01		.11	.12	—	—	—	12.76	.95	[11]	97.22		[11]	.20	[11]	1.47	[11]	.10	[11]
Class C:
4/30/2014[6,7,10]	12.64	—	[13]	.12	.12	—	—	—	12.76	.95		958.23			.21		1.55		(.01)
Class F-1:
4/30/2014[6,7,10]	12.64	.02		.11	.13	—	—	—	12.77	1.03		106.10			.08		.84		.17
Class F-2:
4/30/2014[6,7,10]	12.64	.01		.13	.14	—	—	—	12.78	1.11		189.05			.04		.59		.08
Class R-1:
4/30/2014[6,7]	12.09	.05		.61	.66	(.07)	(.11)	(.18)	12.57	5.49		16,057	1.27	[8]	1.17	[8]	1.57	[8]	.85	[8]
10/31/13	9.94	.09		2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14,279	1.26		1.16		1.56		.84
10/31/12	9.07	.09		.91	1.00	(.10)	(.03)	(.13)	9.94	11.25		10,580	1.25		1.15		1.56		.92
10/31/11	9.08	.09		.04	.13	(.10)	(.04)	(.14)	9.07	1.40		8,811	1.28		1.13		1.53		.98
10/31/10	8.02	.08		1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04		7,287	1.31		1.12		1.54		.96
10/31/09	7.07	.11		1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38		4,044	1.40		1.09		1.54		1.54
Class R-2:
4/30/2014[6,7]	12.09	.06		.60	.66	(.08)	(.11)	(.19)	12.56	5.48		425,867	1.17	[8]	1.07	[8]	1.47	[8]	.94	[8]
10/31/13	9.95	.10		2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83		384,310	1.15		1.05		1.45		.93
10/31/12	9.07	.09		.92	1.01	(.10)	(.03)	(.13)	9.95	11.37		279,898	1.17		1.07		1.48		.97
10/31/11	9.09	.10		.03	.13	(.11)	(.04)	(.15)	9.07	1.48		216,000	1.18		1.08		1.48		1.07
10/31/10	8.02	.08		1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01		174,516	1.21		1.11		1.53		.99
10/31/09	7.06	.10		1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45		110,125	1.41		1.11		1.56		1.46
Class R-3:
4/30/2014[6,7]	12.22	.08		.61	.69	(.12)	(.11)	(.23)	12.68	5.67		416,538.81		[8]	.71	[8]	1.11	[8]	1.30	[8]
10/31/13	10.05	.14		2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31		367,812.79			.69		1.09		1.30
10/31/12	9.16	.13		.92	1.05	(.13)	(.03)	(.16)	10.05	11.78		262,484.80			.70		1.11		1.34
10/31/11	9.17	.13		.04	.17	(.14)	(.04)	(.18)	9.16	1.76		195,629.81			.71		1.11		1.44
10/31/10	8.08	.12		1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58		155,028.82			.72		1.14		1.39
10/31/09	7.11	.14		1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81		106,089.89			.68		1.13		1.93
Class R-4:
4/30/2014[6,7]	12.30	.10		.63	.73	(.16)	(.11)	(.27)	12.76	5.93		281,781.48		[8]	.38	[8]	.78	[8]	1.64	[8]
10/31/13	10.12	.18		2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62		232,206.47			.37		.77		1.60
10/31/12	9.22	.16		.93	1.09	(.16)	(.03)	(.19)	10.12	12.17		152,850.47			.37		.78		1.66
10/31/11	9.22	.17		.04	.21	(.17)	(.04)	(.21)	9.22	2.16		109,018.48			.38		.78		1.75
10/31/10	8.12	.14		1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94		84,031.49			.38		.80		1.69
10/31/09	7.14	.16		1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27		45,065.53			.35		.80		2.18
Class R-5:
4/30/2014[6,7]	12.40	.11		.64	.75	(.19)	(.11)	(.30)	12.85	6.07		180,392.18		[8]	.08	[8]	.48	[8]	1.83	[8]
10/31/13	10.19	.21		2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07		119,225.17			.07		.47		1.86
10/31/12	9.28	.19		.94	1.13	(.19)	(.03)	(.22)	10.19	12.52		69,397.18			.08		.49		1.98
10/31/11	9.28	.19		.04	.23	(.19)	(.04)	(.23)	9.28	2.38		56,123.18			.08		.48		2.04
10/31/10	8.16	.17		1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33		41,033.20			.09		.51		1.99
10/31/09	7.17	.18		1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61		24,830.22			.05		.50		2.51
Class R-6:
4/30/2014[6,7]	12.36	.11		.64	.75	(.19)	(.11)	(.30)	12.81	6.12		145,032.14		[8]	.04	[8]	.44	[8]	1.84	[8]
10/31/13	10.16	.20		2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09		82,808.12			.02		.42		1.80
10/31/12	9.26	.18		.94	1.12	(.19)	(.03)	(.22)	10.16	12.48		31,058.13			.03		.44		1.88
10/31/11	9.25	.20		.04	.24	(.19)	(.04)	(.23)	9.26	2.54		14,616.13			.03		.43		2.09
10/31/10	8.13	.16		1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32		10,012.14			.04		.46		1.82
10/31/09[6,14]	7.62	.03		.48	.51	—	—	—	8.13	6.69		2,179.05			.01		.46		.41

See page 51 for footnotes.

44	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

		Income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/2014[6,7]	$12.15	$.11		$.59	$.70	$(.16)	$(.09)	$(.25)	$12.60	5.79%		$714,253.46%[8]			.36%[8]		.75%[8]		1.71%[8]
10/31/13	10.05	.18		2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618,342.46			.36		.76		1.68
10/31/12	9.17	.17		.91	1.08	(.17)	(.03)	(.20)	10.05	12.08		436,995.47			.37		.77		1.75
10/31/11	9.20	.17		.03	.20	(.17)	(.06)	(.23)	9.17	2.25		356,943.47			.37		.77		1.85
10/31/10	8.11	.15		1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83		287,023.49			.38		.80		1.79
10/31/09	7.15	.17		1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33		186,064.44			.30		.75		2.37
Class B:
4/30/2014[6,7,10]	12.47	.02		.10	.12	—	—	—	12.59	.96	[11]	148.22		[11]	.20	[11]	1.47	[11]	.16	[11]
Class C:
4/30/2014[6,7,10]	12.47	—	[13]	.12	.12	—	—	—	12.59	.96		2,102.23			.21		1.53		.03
Class F-1:
4/30/2014[6,7,10]	12.47	—	[13]	.13	.13	—	—	—	12.60	1.04		365.10			.08		.81		.03
Class F-2:
4/30/2014[6,7,10]	12.47	.05		.09	.14	—	—	—	12.61	1.12		36.06			.04		.59		.40
Class R-1:
4/30/2014[6,7]	11.89	.05		.58	.63	(.06)	(.09)	(.15)	12.37	5.35		17,532	1.27	[8]	1.17	[8]	1.56	[8]	.90	[8]
10/31/13	9.85	.10		2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15,239	1.26		1.16		1.56		.91
10/31/12	9.00	.09		.90	.99	(.11)	(.03)	(.14)	9.85	11.21		12,657	1.25		1.14		1.54		.97
10/31/11	9.04	.10		.04	.14	(.12)	(.06)	(.18)	9.00	1.50		9,846	1.27		1.12		1.52		1.10
10/31/10	8.01	.09		1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92		7,388	1.30		1.12		1.54		1.05
10/31/09	7.07	.11		1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45		3,805	1.36		1.07		1.52		1.49
Class R-2:
4/30/2014[6,7]	11.93	.06		.59	.65	(.09)	(.09)	(.18)	12.40	5.44		526,212	1.18	[8]	1.08	[8]	1.47	[8]	1.00	[8]
10/31/13	9.88	.11		2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37		471,945	1.15		1.05		1.45		1.00
10/31/12	9.02	.10		.90	1.00	(.11)	(.03)	(.14)	9.88	11.29		336,285	1.17		1.07		1.47		1.04
10/31/11	9.06	.11		.03	.14	(.12)	(.06)	(.18)	9.02	1.46		260,379	1.18		1.08		1.48		1.16
10/31/10	8.01	.09		1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01		216,478	1.21		1.10		1.52		1.07
10/31/09	7.07	.11		1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42		139,134	1.33		1.11		1.56		1.51
Class R-3:
4/30/2014[6,7]	12.05	.08		.59	.67	(.12)	(.09)	(.21)	12.51	5.63		508,196.81		[8]	.71	[8]	1.10	[8]	1.37	[8]
10/31/13	9.97	.15		2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88		444,139.79			.69		1.09		1.35
10/31/12	9.11	.13		.90	1.03	(.14)	(.03)	(.17)	9.97	11.59		302,167.80			.70		1.10		1.40
10/31/11	9.14	.14		.04	.18	(.15)	(.06)	(.21)	9.11	1.98		224,057.81			.71		1.11		1.51
10/31/10	8.06	.13		1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48		173,728.82			.71		1.13		1.48
10/31/09	7.11	.14		1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85		123,546.86			.68		1.13		1.97
Class R-4:
4/30/2014[6,7]	12.14	.10		.60	.70	(.16)	(.09)	(.25)	12.59	5.80		295,950.49		[8]	.39	[8]	.78	[8]	1.67	[8]
10/31/13	10.04	.18		2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30		235,471.47			.37		.77		1.64
10/31/12	9.17	.17		.90	1.07	(.17)	(.03)	(.20)	10.04	11.97		144,120.47			.37		.77		1.73
10/31/11	9.19	.17		.04	.21	(.17)	(.06)	(.23)	9.17	2.26		104,803.48			.38		.78		1.83
10/31/10	8.11	.15		1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79		81,769.49			.38		.80		1.77
10/31/09	7.14	.16		1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45		46,878.52			.35		.80		2.29
Class R-5:
4/30/2014[6,7]	12.23	.12		.60	.72	(.19)	(.09)	(.28)	12.67	5.93		202,739.18		[8]	.08	[8]	.47	[8]	1.87	[8]
10/31/13	10.11	.21		2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65		129,385.17			.07		.47		1.91
10/31/12	9.23	.19		.91	1.10	(.19)	(.03)	(.22)	10.11	12.33		77,847.17			.07		.47		2.01
10/31/11	9.25	.20		.03	.23	(.19)	(.06)	(.25)	9.23	2.60		54,885.18			.08		.48		2.08
10/31/10	8.15	.18		1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08		39,971.19			.09		.51		2.12
10/31/09	7.17	.18		1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80		29,859.20			.05		.50		2.54
Class R-6:
4/30/2014[6,7]	12.19	.12		.60	.72	(.19)	(.09)	(.28)	12.63	5.99		130,024.13		[8]	.03	[8]	.42	[8]	1.99	[8]
10/31/13	10.08	.21		2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67		79,568.12			.02		.42		1.89
10/31/12	9.20	.18		.93	1.11	(.20)	(.03)	(.23)	10.08	12.41		35,210.13			.03		.43		1.88
10/31/11	9.22	.21		.03	.24	(.20)	(.06)	(.26)	9.20	2.54		13,278.13			.03		.43		2.17
10/31/10	8.12	.14		1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35		9,411.13			.03		.45		1.65
10/31/09[6,12]	7.03	.03		1.06	1.09	—	—	—	8.12	15.36		29.22			.01		.46		.32

American Funds Target Date Retirement Series	45

Financial highlights (continued)

American Funds 2030 Target Date Retirement Fund

		Income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2014[6,7]	$12.16	$.11		$.59	$.70	$(.16)	$(.10)	$(.26)	$12.60	5.83%		$970,882.46%[8]			.36%[8]		.75%[8]		1.75%[8]
10/31/13	10.12	.19		2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845,061.46			.36		.75		1.69
10/31/12	9.25	.17		.92	1.09	(.17)	(.05)	(.22)	10.12	12.07		598,064.47			.37		.77		1.78
10/31/11	9.21	.18		.04	.22	(.17)	(.01)	(.18)	9.25	2.44		493,241.48			.38		.78		1.88
10/31/10	8.12	.16		1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92		407,921.48			.38		.79		1.83
10/31/09	7.16	.17		1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24		268,081.44			.30		.75		2.45
Class B:
4/30/2014[6,7,10]	12.46	—	[13]	.12	.12	—	—	—	12.58	.96	[11]	87.21		[11]	.19	[11]	1.42	[11]	(.03)[11]
Class C:
4/30/2014[6,7,10]	12.46	(.01)		.13	.12	—	—	—	12.58	.96		2,005.23			.21		1.52		(.08)
Class F-1:
4/30/2014[6,7,10]	12.46	.01		.13	.14	—	—	—	12.60	1.12		69.09			.07		.78		.11
Class F-2:
4/30/2014[6,7,10]	12.46	.01		.14	.15	—	—	—	12.61	1.20		127.05			.03		.57		.12
Class R-1:
4/30/2014[6,7]	11.98	.06		.58	.64	(.07)	(.10)	(.17)	12.45	5.40		26,391	1.26	[8]	1.16	[8]	1.55	[8]	.95	[8]
10/31/13	9.97	.10		2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		23,548	1.25		1.15		1.54		.95
10/31/12	9.12	.10		.91	1.01	(.11)	(.05)	(.16)	9.97	11.19		19,127	1.24		1.14		1.54		1.01
10/31/11	9.10	.11		.04	.15	(.12)	(.01)	(.13)	9.12	1.77		16,778	1.26		1.11		1.51		1.14
10/31/10	8.04	.09		1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00		13,844	1.28		1.10		1.51		1.09
10/31/09	7.10	.11		1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25		8,741	1.31		1.07		1.52		1.57
Class R-2:
4/30/2014[6,7]	11.94	.06		.59	.65	(.09)	(.10)	(.19)	12.40	5.46		676,796	1.17	[8]	1.07	[8]	1.46	[8]	1.04	[8]
10/31/13	9.95	.11		2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89		619,555	1.15		1.05		1.44		1.02
10/31/12	9.10	.10		.91	1.01	(.11)	(.05)	(.16)	9.95	11.28		460,507	1.17		1.07		1.47		1.08
10/31/11	9.07	.11		.05	.16	(.12)	(.01)	(.13)	9.10	1.79		370,589	1.17		1.07		1.47		1.19
10/31/10	8.02	.09		1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98		308,636	1.19		1.09		1.50		1.12
10/31/09	7.08	.11		1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38		197,529	1.28		1.11		1.56		1.57
Class R-3:
4/30/2014[6,7]	12.06	.09		.59	.68	(.13)	(.10)	(.23)	12.51	5.67		734,790.80		[8]	.70	[8]	1.09	[8]	1.40	[8]
10/31/13	10.04	.15		2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41		643,003.79			.69		1.08		1.37
10/31/12	9.18	.14		.91	1.05	(.14)	(.05)	(.19)	10.04	11.68		450,376.79			.69		1.09		1.43
10/31/11	9.15	.15		.04	.19	(.15)	(.01)	(.16)	9.18	2.07		347,121.80			.70		1.10		1.55
10/31/10	8.07	.13		1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58		287,041.82			.71		1.12		1.50
10/31/09	7.12	.14		1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80		197,536.84			.68		1.13		2.04
Class R-4:
4/30/2014[6,7]	12.15	.11		.59	.70	(.16)	(.10)	(.26)	12.59	5.84		472,937.48		[8]	.38	[8]	.77	[8]	1.76	[8]
10/31/13	10.11	.18		2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83		416,912.46			.36		.75		1.67
10/31/12	9.24	.17		.92	1.09	(.17)	(.05)	(.22)	10.11	12.10		276,224.47			.37		.77		1.75
10/31/11	9.21	.18		.04	.22	(.18)	(.01)	(.19)	9.24	2.34		196,059.48			.38		.78		1.86
10/31/10	8.12	.16		1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90		148,399.49			.38		.79		1.82
10/31/09	7.16	.17		1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18		91,883.50			.35		.80		2.33
Class R-5:
4/30/2014[6,7]	12.24	.12		.60	.72	(.19)	(.10)	(.29)	12.67	5.97		268,720.17		[8]	.07	[8]	.46	[8]	1.92	[8]
10/31/13	10.18	.22		2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19		171,392.16			.06		.45		1.96
10/31/12	9.30	.21		.92	1.13	(.20)	(.05)	(.25)	10.18	12.44		108,966.17			.07		.47		2.16
10/31/11	9.26	.21		.04	.25	(.20)	(.01)	(.21)	9.30	2.69		99,636.17			.07		.47		2.18
10/31/10	8.16	.17		1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18		74,589.19			.08		.49		2.03
10/31/09	7.19	.19		1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57		36,913.20			.05		.50		2.66
Class R-6:
4/30/2014[6,7]	12.20	.12		.61	.73	(.20)	(.10)	(.30)	12.63	6.03		254,329.13		[8]	.03	[8]	.42	[8]	1.96	[8]
10/31/13	10.15	.21		2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21		151,267.12			.02		.41		1.91
10/31/12	9.28	.19		.93	1.12	(.20)	(.05)	(.25)	10.15	12.41		68,191.13			.03		.43		1.97
10/31/11	9.23	.21		.05	.26	(.20)	(.01)	(.21)	9.28	2.85		29,319.12			.02		.42		2.18
10/31/10	8.13	.17		1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17		19,766.14			.03		.44		2.04
10/31/09[6,12]	7.05	.04		1.04	1.08	—	—	—	8.13	15.32		5,207.05			.01		.46		.51

See page 51 for footnotes.

46	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

		Income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/2014[6,7]	$11.75	$.10		$.55	$.65	$(.16)	$(.09)	$(.25)	$12.15	5.60%		$1,062,628.46%[8]			.36%[8]		.73%[8]		1.74%[8]
10/31/13	9.89	.18		1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		920,952.46			.36		.74		1.69
10/31/12	9.09	.17		.86	1.03	(.18)	(.05)	(.23)	9.89	11.65		658,118.47			.37		.76		1.80
10/31/11	9.09	.18		.06	.24	(.18)	(.06)	(.24)	9.09	2.79		551,679.47			.37		.76		1.94
10/31/10	8.07	.16		1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22		452,498.48			.38		.78		1.93
10/31/09	7.20	.18		1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36		295,939.45			.30		.73		2.55
Class B:
4/30/2014[6,7,10]	11.99	.01		.13	.14	—	—	—	12.13	1.17	[11]	123.22		[11]	.20	[11]	1.44	[11]	.08	[11]
Class C:
4/30/2014[6,7,10]	11.99	—	[13]	.14	.14	—	—	—	12.13	1.17		2,032.23			.21		1.50		.03
Class F-1:
4/30/2014[6,7,10]	11.99	.01		.14	.15	—	—	—	12.14	1.25		145.09			.07		.77		.09
Class F-2:
4/30/2014[6,7,10]	11.99	.05		.11	.16	—	—	—	12.15	1.33		217.05			.03		.54		.40
Class R-1:
4/30/2014[6,7]	11.55	.05		.54	.59	(.07)	(.09)	(.16)	11.98	5.18		20,936	1.25	[8]	1.15	[8]	1.52	[8]	.92	[8]
10/31/13	9.74	.10		1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17,255	1.26		1.16		1.54		.92
10/31/12	8.96	.09		.85	.94	(.11)	(.05)	(.16)	9.74	10.75		13,883	1.25		1.14		1.53		1.01
10/31/11	8.97	.11		.07	.18	(.13)	(.06)	(.19)	8.96	2.09		11,177	1.27		1.12		1.51		1.20
10/31/10	7.99	.10		1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35		9,379	1.30		1.12		1.52		1.20
10/31/09	7.13	.12		1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48		5,039	1.32		1.08		1.51		1.68
Class R-2:
4/30/2014[6,7]	11.53	.06		.54	.60	(.09)	(.09)	(.18)	11.95	5.23		690,408	1.17	[8]	1.07	[8]	1.44	[8]	1.02	[8]
10/31/13	9.72	.11		1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29		631,500	1.14		1.04		1.42		1.02
10/31/12	8.94	.10		.85	.95	(.12)	(.05)	(.17)	9.72	10.85		462,775	1.17		1.07		1.46		1.10
10/31/11	8.95	.11		.07	.18	(.13)	(.06)	(.19)	8.94	2.00		372,438	1.17		1.07		1.46		1.25
10/31/10	7.97	.10		1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41		310,827	1.20		1.09		1.49		1.22
10/31/09	7.12	.12		1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48		204,244	1.24		1.10		1.53		1.70
Class R-3:
4/30/2014[6,7]	11.65	.08		.54	.62	(.12)	(.09)	(.21)	12.06	5.42		744,191.80		[8]	.70	[8]	1.07	[8]	1.39	[8]
10/31/13	9.81	.15		1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83		661,972.79			.69		1.07		1.37
10/31/12	9.03	.14		.84	.98	(.15)	(.05)	(.20)	9.81	11.16		464,713.80			.70		1.09		1.45
10/31/11	9.02	.15		.08	.23	(.16)	(.06)	(.22)	9.03	2.52		347,012.80			.70		1.09		1.61
10/31/10	8.02	.14		1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87		283,026.82			.71		1.11		1.62
10/31/09	7.16	.15		1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91		204,594.83			.69		1.12		2.15
Class R-4:
4/30/2014[6,7]	11.73	.10		.55	.65	(.16)	(.09)	(.25)	12.13	5.60		452,401.48		[8]	.38	[8]	.75	[8]	1.70	[8]
10/31/13	9.89	.18		1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03		368,852.47			.37		.75		1.68
10/31/12	9.09	.17		.86	1.03	(.18)	(.05)	(.23)	9.89	11.66		246,502.47			.37		.76		1.78
10/31/11	9.08	.18		.07	.25	(.18)	(.06)	(.24)	9.09	2.79		178,912.48			.38		.77		1.92
10/31/10	8.07	.16		1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18		144,150.49			.38		.78		1.91
10/31/09	7.20	.18		1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33		91,333.50			.35		.78		2.50
Class R-5:
4/30/2014[6,7]	11.82	.11		.56	.67	(.19)	(.09)	(.28)	12.21	5.74		248,097.18		[8]	.08	[8]	.45	[8]	1.92	[8]
10/31/13	9.95	.21		1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52		156,633.16			.06		.44		1.96
10/31/12	9.15	.19		.86	1.05	(.20)	(.05)	(.25)	9.95	11.91		96,824.17			.07		.46		2.05
10/31/11	9.13	.20		.09	.29	(.21)	(.06)	(.27)	9.15	3.14		66,377.17			.07		.46		2.20
10/31/10	8.11	.20		1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49		49,240.19			.08		.48		2.30
10/31/09	7.23	.20		1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70		40,202.20			.05		.48		2.74
Class R-6:
4/30/2014[6,7]	11.79	.12		.55	.67	(.19)	(.09)	(.28)	12.18	5.80		195,497.13		[8]	.03	[8]	.40	[8]	2.05	[8]
10/31/13	9.93	.21		1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51		118,529.12			.02		.40		1.91
10/31/12	9.13	.18		.88	1.06	(.21)	(.05)	(.26)	9.93	11.98		51,657.13			.03		.42		1.94
10/31/11	9.11	.21		.08	.29	(.21)	(.06)	(.27)	9.13	3.19		20,591.13			.03		.42		2.25
10/31/10	8.08	.15		1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60		15,203.13			.03		.43		1.82
10/31/09[6,12]	7.05	.01		1.02	1.03	—	—	—	8.08	14.61		353.06			.01		.44		.08

American Funds Target Date Retirement Series	47

Financial highlights (continued)

American Funds 2020 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/2014[6,7]	$11.18	$.10	$.47	$.57	$(.17)	$(.10)	$(.27)	$11.48	5.09%	$1,187,984.46%[8]			.36%[8]		.71%[8]		1.87%[8]
10/31/13	9.81	.18	1.48	1.66	(.20)	(.09)	(.29)	11.18	17.38	1,042,155.47			.37		.73		1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	804,848.47			.37		.74		1.96
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	678,416.48			.38		.75		2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079.49			.39		.77		2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311.44			.30		.72		2.79
Class B:
4/30/2014[6,7,10]	11.29	.02	.16	.18	—	—	—	11.47	1.59	322.23			.21		1.46		.15
Class C:
4/30/2014[6,7,10]	11.29	.02	.16	.18	—	—	—	11.47	1.59	2,869.23			.21		1.48		.15
Class F-1:
4/30/2014[6,7,10]	11.29	.05	.14	.19	—	—	—	11.48	1.68	451.09			.07		.75		.43
Class F-2:
4/30/2014[6,7,10]	11.29	.02	.18	.20	—	—	—	11.49	1.77	172.05			.03		.52		.16
Class R-1:
4/30/2014[6,7]	11.00	.06	.45	.51	(.08)	(.10)	(.18)	11.33	4.67	19,105	1.26	[8]	1.16	[8]	1.51	[8]	1.07	[8]
10/31/13	9.64	.10	1.47	1.57	(.12)	(.09)	(.21)	11.00	16.55	18,267	1.25		1.15		1.51		1.02
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	15,683	1.25		1.14		1.51		1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27		1.12		1.49		1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30		1.12		1.50		1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
Class R-2:
4/30/2014[6,7]	10.99	.06	.47	.53	(.10)	(.10)	(.20)	11.32	4.82	620,889	1.18	[8]	1.08	[8]	1.43	[8]	1.16	[8]
10/31/13	9.65	.11	1.46	1.57	(.14)	(.09)	(.23)	10.99	16.59	571,484	1.14		1.04		1.40		1.11
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	447,936	1.17		1.07		1.44		1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17		1.07		1.44		1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20		1.09		1.47		1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
Class R-3:
4/30/2014[6,7]	11.09	.09	.46	.55	(.13)	(.10)	(.23)	11.41	5.01	768,928.80		[8]	.70	[8]	1.05	[8]	1.54	[8]
10/31/13	9.74	.15	1.46	1.61	(.17)	(.09)	(.26)	11.09	16.97	692,027.79			.69		1.05		1.47
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530,271.79			.69		1.06		1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705.80			.70		1.07		1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945.81			.71		1.09		2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120.81			.67		1.09		2.40
Class R-4:
4/30/2014[6,7]	11.17	.10	.48	.58	(.17)	(.10)	(.27)	11.48	5.20	507,827.48		[8]	.38	[8]	.73	[8]	1.88	[8]
10/31/13	9.81	.18	1.47	1.65	(.20)	(.09)	(.29)	11.17	17.30	448,619.47			.37		.73		1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	323,787.47			.37		.74		1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276.47			.37		.74		2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854.49			.38		.76		2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604.49			.34		.76		2.66
Class R-5:
4/30/2014[6,7]	11.25	.12	.48	.60	(.20)	(.10)	(.30)	11.55	5.34	232,942.17		[8]	.07	[8]	.42	[8]	2.08	[8]
10/31/13	9.87	.22	1.48	1.70	(.23)	(.09)	(.32)	11.25	17.73	158,449.16			.06		.42		2.08
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	115,917.17			.07		.44		2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372.17			.07		.44		2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932.19			.08		.46		2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599.19			.05		.47		3.02
Class R-6:
4/30/2014[6,7]	11.23	.12	.47	.59	(.20)	(.10)	(.30)	11.52	5.31	257,130.13		[8]	.03	[8]	.38	[8]	2.12	[8]
10/31/13	9.85	.21	1.49	1.70	(.23)	(.09)	(.32)	11.23	17.81	142,674.12			.02		.38		2.05
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66,132.12			.02		.39		2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185.12			.02		.39		2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170.14			.03		.41		2.47
10/31/09[6,12]	7.23	.05	.95	1.00	—	—	—	8.23	13.83	8,324.04			.01		.43		.64

See page 51 for footnotes.

48	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

		Income from investment operations[1]				Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/2014[6,7]	$10.89	$.10		$.41	$.51	$(.18)	$(.20)	$(.38)	$11.02	4.71%	$799,236.48%[8]			.38%[8]		.72%[8]		1.92%[8]
10/31/13	9.86	.19		1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67	727,561.46			.36		.69		1.82
10/31/12	9.31	.19		.67	.86	(.22)	(.09)	(.31)	9.86	9.54	622,118.49			.39		.73		2.04
10/31/11	9.31	.22		.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824.48			.38		.73		2.34
10/31/10	8.45	.22		.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697.50			.39		.75		2.50
10/31/09	7.62	.23		.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195.44			.30		.71		3.13
Class B:
4/30/2014[6,7,10]	10.83	.03		.15	.18	—	—	—	11.01	1.6611	30.19		[11]	.17	[11]	1.27	[11]	.25	[11]
Class C:
4/30/2014[6,7,10]	10.83	—	[13]	.18	.18	—	—	—	11.01	1.66	1,590.23			.21		1.47		.02
Class F-1:
4/30/2014[6,7,10]	10.83	.03		.16	.19	—	—	—	11.02	1.75	109.10			.08		.76		.29
Class F-2:
4/30/2014[6,7,10]	10.83	.02		.18	.20	—	—	—	11.03	1.85	174.05			.03		.50		.15
Class R-1:
4/30/2014[6,7]	10.68	.06		.40	.46	(.09)	(.20)	(.29)	10.85	4.36	13,024	1.26	[8]	1.16	[8]	1.50	[8]	1.17	[8]
10/31/13	9.68	.10		1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72	12,718	1.25		1.15		1.48		1.04
10/31/12	9.15	.12		.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12,179	1.25		1.14		1.48		1.30
10/31/11	9.16	.15		.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27		1.12		1.47		1.61
10/31/10	8.35	.15		.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30		1.12		1.48		1.76
10/31/09	7.56	.17		.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
Class R-2:
4/30/2014[6,7]	10.70	.07		.40	.47	(.11)	(.20)	(.31)	10.86	4.38	357,081	1.17	[8]	1.07	[8]	1.41	[8]	1.24	[8]
10/31/13	9.70	.11		1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82	348,491	1.14		1.04		1.37		1.14
10/31/12	9.16	.13		.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309,048	1.17		1.07		1.41		1.35
10/31/11	9.18	.15		.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17		1.07		1.42		1.65
10/31/10	8.35	.16		.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20		1.09		1.45		1.81
10/31/09	7.55	.17		.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
Class R-3:
4/30/2014[6,7]	10.80	.09		.40	.49	(.14)	(.20)	(.34)	10.95	4.62	460,866.80		[8]	.70	[8]	1.04	[8]	1.62	[8]
10/31/13	9.79	.15		1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21	438,232.79			.69		1.02		1.49
10/31/12	9.25	.16		.66	.82	(.19)	(.09)	(.28)	9.79	9.15	375,534.80			.70		1.04		1.73
10/31/11	9.25	.19		.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498.80			.70		1.05		2.03
10/31/10	8.40	.19		.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863.82			.71		1.07		2.20
10/31/09	7.59	.20		.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184.81			.67		1.08		2.72
Class R-4:
4/30/2014[6,7]	10.88	.10		.41	.51	(.18)	(.20)	(.38)	11.01	4.72	244,236.48		[8]	.38	[8]	.72	[8]	1.92	[8]
10/31/13	9.86	.18		1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59	216,795.47			.37		.70		1.81
10/31/12	9.31	.19		.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182,426.47			.37		.71		2.05
10/31/11	9.31	.22		.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013.48			.38		.73		2.35
10/31/10	8.45	.22		.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314.49			.38		.74		2.51
10/31/09	7.63	.23		.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795.50			.35		.76		3.03
Class R-5:
4/30/2014[6,7]	10.95	.12		.42	.54	(.21)	(.20)	(.41)	11.08	4.97	135,352.18		[8]	.08	[8]	.42	[8]	2.15	[8]
10/31/13	9.92	.21		1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94	97,252.17			.07		.40		2.09
10/31/12	9.37	.22		.67	.89	(.25)	(.09)	(.34)	9.92	9.82	73,623.17			.07		.41		2.30
10/31/11	9.36	.24		.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120.17			.07		.42		2.60
10/31/10	8.49	.25		.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822.19			.08		.44		2.88
10/31/09	7.66	.25		.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624.19			.05		.46		3.38
Class R-6:
4/30/2014[6,7]	10.92	.12		.41	.53	(.21)	(.20)	(.41)	11.04	4.94	112,717.13		[8]	.03	[8]	.37	[8]	2.25	[8]
10/31/13	9.90	.21		1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92	72,517.12			.02		.35		2.09
10/31/12	9.34	.22		.69	.91	(.26)	(.09)	(.35)	9.90	10.01	33,972.13			.03		.37		2.28
10/31/11	9.34	.25		.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701.13			.03		.38		2.69
10/31/10	8.46	.22		.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167.13			.03		.39		2.49
10/31/09[6,12]	7.49	.04		.93	.97	—	—	—	8.46	12.95	286.06			.01		.42		.46

American Funds Target Date Retirement Series	49

Financial highlights (continued)

American Funds 2010 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	expenses to average net assets before reimbursements/ waivers[4]		expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expense ratio[5]		Ratio of net income to average net assets[3]
Class A:
4/30/2014[6,7]	$10.51	$.12	$.33	$.45	$(.22)	$(.32)	$(.54)	$10.42	4.42%		$566,385.48%[8]			.38%[8]		.71%[8]		2.25%[8]
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		541,619.48			.38		.70		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33		511,141.49			.39		.72		2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17		443,287.49			.39		.74		2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20		427,948.51			.40		.74		3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92		295,143.46			.32		.70		3.52
Class B:
4/30/2014[6,7,10]	10.22	.02	.17	.19	—	—	—	10.41	1.86	[11]	128.22		[11]	.20	[11]	1.40	[11]	.22	[11]
Class C:
4/30/2014[6,7,10]	10.22	.02	.17	.19	—	—	—	10.41	1.86		1,019.23			.22		1.49		.21
Class F-1:
4/30/2014[6,7,10]	10.22	.01	.20	.21	—	—	—	10.43	2.05		261.09			.07		.73		.13
Class F-2:
4/30/2014[6,7,10]	10.22	.05	.16	.21	—	—	—	10.43	2.05		134.05			.04		.53		.52
Class R-1:
4/30/2014[6,7]	10.43	.07	.34	.41	(.15)	(.32)	(.47)	10.37	4.00		4,001	1.28	[8]	1.18	[8]	1.51	[8]	1.44	[8]
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		3,914	1.26		1.16		1.48		1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48		3,668	1.25		1.14		1.47		1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40		3,240	1.27		1.12		1.47		2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47		2,930	1.31		1.12		1.46		2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84		2,331	1.37		1.08		1.46		2.61
Class R-2:
4/30/2014[6,7]	10.36	.08	.33	.41	(.15)	(.32)	(.47)	10.30	4.10		145,340	1.19	[8]	1.09	[8]	1.42	[8]	1.57	[8]
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08		144,403	1.15		1.05		1.37		1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45		135,378	1.18		1.08		1.41		1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54		131,934	1.18		1.08		1.43		2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44		125,921	1.20		1.09		1.43		2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89		98,307	1.23		1.09		1.47		2.71
Class R-3:
4/30/2014[6,7]	10.45	.10	.33	.43	(.19)	(.32)	(.51)	10.37	4.22		193,568.81		[8]	.71	[8]	1.04	[8]	1.93	[8]
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47		197,024.79			.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90		178,091.80			.70		1.03		2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98		166,705.81			.71		1.06		2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83		163,606.82			.71		1.05		2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34		138,523.82			.67		1.05		3.15
Class R-4:
4/30/2014[6,7]	10.51	.12	.33	.45	(.22)	(.32)	(.54)	10.42	4.44		154,869.49		[8]	.39	[8]	.72	[8]	2.30	[8]
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79		137,893.47			.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34		113,784.47			.37		.70		2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21		103,670.48			.38		.73		2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19		98,544.49			.38		.72		3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78		72,973.50			.34		.72		3.46
Class R-5:
4/30/2014[6,7]	10.58	.12	.35	.47	(.25)	(.32)	(.57)	10.48	4.61		70,211.19		[8]	.09	[8]	.42	[8]	2.39	[8]
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15		42,758.17			.07		.39		2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60		45,682.17			.07		.40		2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58		38,640.18			.08		.43		3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62		37,997.19			.08		.42		3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05		29,675.20			.05		.43		3.84
Class R-6:
4/30/2014[6,7]	10.56	.13	.34	.47	(.26)	(.32)	(.58)	10.45	4.57		65,506.15		[8]	.05	[8]	.38	[8]	2.57	[8]
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21		41,000.12			.02		.34		2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68		19,125.13			.03		.36		2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63		14,646.13			.03		.38		3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57		14,033.14			.03		.37		3.27
10/31/09[6,12]	7.55	.08	.85	.93	—	—	—	8.48	12.32		4,016.05			.01		.39		.91

50	American Funds Target Date Retirement Series

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2014[6,7]	2013	2012	2011	2010	2009

2055 Fund	2%	6%	10%	23%	44%[6,9]
2050 Fund	1	2	3	2	7	5%
2045 Fund	— [15]	2	3	1	4	—	[15]
2040 Fund	1	2	2	1	2	1
2035 Fund	1	2	3	1	2	—	[15]
2030 Fund	2	2	4	2	1	—	[15]
2025 Fund	2	2	3	3	3	1
2020 Fund	4	3	4	7	8	1
2015 Fund	4	7	8	7	13	2
2010 Fund	13	18	10	19	21	5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses during the funds’ startup period and paid a portion of the funds’ administrative services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 52 to 58 for further information regarding fees and expenses.
[6]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, is not representative of a full year.
[7]	Unaudited for the six months ended April 30, 2014.
[8]	Annualized.
[9]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[10]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[11]	Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expense would have been higher and net income and total return would have been lower.
[12]	Class R-6 shares were offered beginning July 13, 2009.
[13]	Amount less than $.01.
[14]	Class R-6 shares were offered beginning July 27, 2009.
[15]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds Target Date Retirement Series	51

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments, contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2013, through April 30, 2014).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52	American Funds Target Date Retirement Series

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

American Funds 2055 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,058.31	$2.35	.46%	$4.39	.86%
Class A — assumed 5% return	1,000.00	1,022.51	2.31	.46	4.31	.86
Class B — actual return[5]	1,000.00	1,008.58	2.28	1.22	3.03	1.62
Class B — assumed 5% return[5]	1,000.00	1,018.74	6.11	1.22	8.10	1.62
Class C — actual return[5]	1,000.00	1,008.58	2.34	1.25	3.09	1.65
Class C — assumed 5% return[5]	1,000.00	1,018.60	6.26	1.25	8.25	1.65
Class F-1 — actual return[5]	1,000.00	1,009.89	1.09	.58	1.83	.98
Class F-1 — assumed 5% return[5]	1,000.00	1,021.92	2.91	.58	4.91	.98
Class F-2 — actual return[5]	1,000.00	1,010.55	.79	.42	1.54	.82
Class F-2 — assumed 5% return[5]	1,000.00	1,022.71	2.11	.42	4.11	.82
Class R-1 — actual return	1,000.00	1,053.67	6.52	1.28	8.55	1.68
Class R-1 — assumed 5% return	1,000.00	1,018.45	6.41	1.28	8.40	1.68
Class R-2 — actual return	1,000.00	1,054.32	6.06	1.19	8.10	1.59
Class R-2 — assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.95	1.59
Class R-3 — actual return	1,000.00	1,056.63	4.18	.82	6.22	1.22
Class R-3 — assumed 5% return	1,000.00	1,020.73	4.11	.82	6.11	1.22
Class R-4 — actual return	1,000.00	1,058.29	2.55	.50	4.59	.90
Class R-4 — assumed 5% return	1,000.00	1,022.32	2.51	.50	4.51	.90
Class R-5 — actual return	1,000.00	1,060.03	1.02	.20	3.06	.60
Class R-5 — assumed 5% return	1,000.00	1,023.80	1.00	.20	3.01	.60
Class R-6 — actual return	1,000.00	1,060.41	.82	.16	2.86	.56
Class R-6 — assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56

American Funds 2050 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,058.48	$1.94	.38%	$3.98	.78%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class B — actual return[5]	1,000.00	1,009.68	1.55	.83	2.30	1.23
Class B — assumed 5% return[5]	1,000.00	1,020.68	4.16	.83	6.16	1.23
Class C — actual return[5]	1,000.00	1,008.87	2.21	1.18	2.96	1.58
Class C — assumed 5% return[5]	1,000.00	1,018.94	5.91	1.18	7.90	1.58
Class F-1 — actual return[5]	1,000.00	1,010.48	.79	.42	1.54	.82
Class F-1 — assumed 5% return[5]	1,000.00	1,022.71	2.11	.42	4.11	.82
Class F-2 — actual return[5]	1,000.00	1,010.48	.41	.22	1.16	.62
Class F-2 — assumed 5% return[5]	1,000.00	1,023.70	1.10	.22	3.11	.62
Class R-1 — actual return	1,000.00	1,054.81	6.01	1.18	8.05	1.58
Class R-1 — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.90	1.58
Class R-2 — actual return	1,000.00	1,055.60	5.56	1.09	7.59	1.49
Class R-2 — assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.45	1.49
Class R-3 — actual return	1,000.00	1,056.07	3.67	.72	5.71	1.12
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.61	1.12
Class R-4 — actual return	1,000.00	1,058.61	2.09	.41	4.13	.81
Class R-4 — assumed 5% return	1,000.00	1,022.76	2.06	.41	4.06	.81
Class R-5 — actual return	1,000.00	1,059.87	.51	.10	2.55	.50
Class R-5 — assumed 5% return	1,000.00	1,024.30	.50	.10	2.51	.50
Class R-6 — actual return	1,000.00	1,060.39	.31	.06	2.35	.46
Class R-6 — assumed 5% return	1,000.00	1,024.50	.30	.06	2.31	.46

See page 58 for footnotes.

American Funds Target Date Retirement Series	53

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

American Funds 2045 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,058.85	$1.89	.37%	$3.93	.77%
Class A — assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class B — actual return[5]	1,000.00	1,008.70	1.89	1.01	2.64	1.41
Class B — assumed 5% return[5]	1,000.00	1,019.79	5.06	1.01	7.05	1.41
Class C — actual return[5]	1,000.00	1,008.70	2.17	1.16	2.92	1.56
Class C — assumed 5% return[5]	1,000.00	1,019.04	5.81	1.16	7.80	1.56
Class F-1 — actual return[5]	1,000.00	1,010.29	.79	.42	1.54	.82
Class F-1 — assumed 5% return[5]	1,000.00	1,022.71	2.11	.42	4.11	.82
Class F-2 — actual return[5]	1,000.00	1,011.08	.43	.23	1.18	.63
Class F-2 — assumed 5% return[5]	1,000.00	1,023.65	1.15	.23	3.16	.63
Class R-1 — actual return	1,000.00	1,054.56	6.01	1.18	8.05	1.58
Class R-1 — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.90	1.58
Class R-2 — actual return	1,000.00	1,055.35	5.55	1.09	7.59	1.49
Class R-2 — assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.45	1.49
Class R-3 — actual return	1,000.00	1,057.40	3.67	.72	5.71	1.12
Class R-3 — assumed 5% return	1,000.00	1,021.22	3.61	.72	5.61	1.12
Class R-4 — actual return	1,000.00	1,058.85	2.04	.40	4.08	.80
Class R-4 — assumed 5% return	1,000.00	1,022.81	2.01	.40	4.01	.80
Class R-5 — actual return	1,000.00	1,060.04	.51	.10	2.55	.50
Class R-5 — assumed 5% return	1,000.00	1,024.30	.50	.10	2.51	.50
Class R-6 — actual return	1,000.00	1,060.64	.26	.05	2.30	.45
Class R-6 — assumed 5% return	1,000.00	1,024.55	.25	.05	2.26	.45

American Funds 2040 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,059.30	$1.84	.36%	$3.88	.76%
Class A — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class B — actual return[5]	1,000.00	1,009.49	2.00	1.07	2.75	1.47
Class B — assumed 5% return[5]	1,000.00	1,019.49	5.36	1.07	7.35	1.47
Class C — actual return[5]	1,000.00	1,009.49	2.15	1.15	2.90	1.55
Class C — assumed 5% return[5]	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class F-1 — actual return[5]	1,000.00	1,010.29	.82	.44	1.57	.84
Class F-1 — assumed 5% return[5]	1,000.00	1,022.61	2.21	.44	4.21	.84
Class F-2 — actual return[5]	1,000.00	1,011.08	.36	.19	1.11	.59
Class F-2 — assumed 5% return[5]	1,000.00	1,023.85	.95	.19	2.96	.59
Class R-1 — actual return	1,000.00	1,054.87	5.96	1.17	8.00	1.57
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.85	1.57
Class R-2 — actual return	1,000.00	1,054.79	5.45	1.07	7.49	1.47
Class R-2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.35	1.47
Class R-3 — actual return	1,000.00	1,056.68	3.62	.71	5.66	1.11
Class R-3 — assumed 5% return	1,000.00	1,021.27	3.56	.71	5.56	1.11
Class R-4 — actual return	1,000.00	1,059.34	1.94	.38	3.98	.78
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-5 — actual return	1,000.00	1,060.65	.41	.08	2.45	.48
Class R-5 — assumed 5% return	1,000.00	1,024.40	.40	.08	2.41	.48
Class R-6 — actual return	1,000.00	1,061.21	.20	.04	2.25	.44
Class R-6 — assumed 5% return	1,000.00	1,024.60	.20	.04	2.21	.44

See page 58 for footnotes.

54	American Funds Target Date Retirement Series

					Effective	Effective
	Beginning	Ending			expenses	annualized
	account value	account value	Expenses paid	Annualized	paid during	expense
	11/1/2013	4/30/2014	during period[1,2]	expense ratio[2]	period[3]	ratio[4]

American Funds 2035 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,057.95	$1.84	.36%	$3.83	.75%
Class A — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class B — actual return[5]	1,000.00	1,009.62	2.02	1.08	2.75	1.47
Class B — assumed 5% return[5]	1,000.00	1,019.44	5.41	1.08	7.35	1.47
Class C — actual return[5]	1,000.00	1,009.62	2.13	1.14	2.86	1.53
Class C — assumed 5% return[5]	1,000.00	1,019.14	5.71	1.14	7.65	1.53
Class F-1 — actual return[5]	1,000.00	1,010.42	.79	.42	1.52	.81
Class F-1 — assumed 5% return[5]	1,000.00	1,022.71	2.11	.42	4.06	.81
Class F-2 — actual return[5]	1,000.00	1,011.22	.37	.20	1.11	.59
Class F-2 — assumed 5% return[5]	1,000.00	1,023.80	1.00	.20	2.96	.59
Class R-1 — actual return	1,000.00	1,053.49	5.96	1.17	7.94	1.56
Class R-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.80	1.56
Class R-2 — actual return	1,000.00	1,054.37	5.50	1.08	7.49	1.47
Class R-2 — assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.35	1.47
Class R-3 — actual return	1,000.00	1,056.34	3.62	.71	5.61	1.10
Class R-3 — assumed 5% return	1,000.00	1,021.27	3.56	.71	5.51	1.10
Class R-4 — actual return	1,000.00	1,057.98	1.99	.39	3.98	.78
Class R-4 — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class R-5 — actual return	1,000.00	1,059.31	.41	.08	2.40	.47
Class R-5 — assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class R-6 — actual return	1,000.00	1,059.90	.15	.03	2.15	.42
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42

American Funds 2030 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,058.29	$1.84	.36%	$3.83	.75%
Class A — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class B — actual return[5]	1,000.00	1,009.63	1.93	1.03	2.66	1.42
Class B — assumed 5% return[5]	1,000.00	1,019.69	5.16	1.03	7.10	1.42
Class C — actual return[5]	1,000.00	1,009.63	2.12	1.13	2.85	1.52
Class C — assumed 5% return[5]	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class F-1 — actual return[5]	1,000.00	1,011.24	.73	.39	1.46	.78
Class F-1 — assumed 5% return[5]	1,000.00	1,022.86	1.96	.39	3.91	.78
Class F-2 — actual return[5]	1,000.00	1,012.04	.34	.18	1.07	.57
Class F-2 — assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.86	.57
Class R-1 — actual return	1,000.00	1,053.98	5.91	1.16	7.89	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.75	1.55
Class R-2 — actual return	1,000.00	1,054.60	5.45	1.07	7.44	1.46
Class R-2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.30	1.46
Class R-3 — actual return	1,000.00	1,056.67	3.57	.70	5.56	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.46	1.09
Class R-4 — actual return	1,000.00	1,058.38	1.94	.38	3.93	.77
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.86	.77
Class R-5 — actual return	1,000.00	1,059.72	.36	.07	2.35	.46
Class R-5 — assumed 5% return	1,000.00	1,024.45	.35	.07	2.31	.46
Class R-6 — actual return	1,000.00	1,060.29	.15	.03	2.15	.42
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.11	.42

American Funds Target Date Retirement Series	55

					Effective	Effective
	Beginning	Ending			expenses	annualized
	account value	account value	Expenses paid	Annualized	paid during	expense
	11/1/2013	4/30/2014	during period[1,2]	expense ratio[2]	period[3]	ratio[4]

American Funds 2025 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,055.96	$1.84	.36%	$3.72	.73%
Class A — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class B — actual return[5]	1,000.00	1,011.68	2.01	1.07	2.70	1.44
Class B — assumed 5% return[5]	1,000.00	1,019.49	5.36	1.07	7.20	1.44
Class C — actual return[5]	1,000.00	1,011.68	2.12	1.13	2.81	1.50
Class C — assumed 5% return[5]	1,000.00	1,019.19	5.66	1.13	7.50	1.50
Class F-1 — actual return[5]	1,000.00	1,012.51	.75	.40	1.44	.77
Class F-1 — assumed 5% return[5]	1,000.00	1,022.81	2.01	.40	3.86	.77
Class F-2 — actual return[5]	1,000.00	1,013.35	.32	.17	1.01	.54
Class F-2 — assumed 5% return[5]	1,000.00	1,023.95	.85	.17	2.71	.54
Class R-1 — actual return	1,000.00	1,051.76	5.85	1.15	7.73	1.52
Class R-1 — assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.60	1.52
Class R-2 — actual return	1,000.00	1,052.32	5.44	1.07	7.33	1.44
Class R-2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.20	1.44
Class R-3 — actual return	1,000.00	1,054.25	3.57	.70	5.45	1.07
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.36	1.07
Class R-4 — actual return	1,000.00	1,056.05	1.94	.38	3.82	.75
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class R-5 — actual return	1,000.00	1,057.42	.41	.08	2.30	.45
Class R-5 — assumed 5% return	1,000.00	1,024.40	.40	.08	2.26	.45
Class R-6 — actual return	1,000.00	1,057.95	.15	.03	2.04	.40
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	2.01	.40

American Funds 2020 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,050.90	$1.83	.36%	$3.61	.71%
Class A — assumed 5% return	1,000.00	1,023.01	1.81	.36	3.56	.71
Class B — actual return[5]	1,000.00	1,015.94	2.08	1.11	2.74	1.46
Class B — assumed 5% return[5]	1,000.00	1,019.29	5.56	1.11	7.30	1.46
Class C — actual return[5]	1,000.00	1,015.94	2.12	1.13	2.78	1.48
Class C — assumed 5% return[5]	1,000.00	1,019.19	5.66	1.13	7.40	1.48
Class F-1 — actual return[5]	1,000.00	1,016.83	.75	.40	1.41	.75
Class F-1 — assumed 5% return[5]	1,000.00	1,022.81	2.01	.40	3.76	.75
Class F-2 — actual return[5]	1,000.00	1,017.72	.32	.17	.98	.52
Class F-2 — assumed 5% return[5]	1,000.00	1,023.95	.85	.17	2.61	.52
Class R-1 — actual return	1,000.00	1,046.72	5.89	1.16	7.66	1.51
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.55	1.51
Class R-2 — actual return	1,000.00	1,048.16	5.48	1.08	7.26	1.43
Class R-2 — assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.15	1.43
Class R-3 — actual return	1,000.00	1,050.12	3.56	.70	5.34	1.05
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.26	1.05
Class R-4 — actual return	1,000.00	1,052.04	1.93	.38	3.71	.73
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.66	.73
Class R-5 — actual return	1,000.00	1,053.43	.36	.07	2.14	.42
Class R-5 — assumed 5% return	1,000.00	1,024.45	.35	.07	2.11	.42
Class R-6 — actual return	1,000.00	1,053.05	.15	.03	1.93	.38
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	1.91	.38

See page 58 for footnotes.

56	American Funds Target Date Retirement Series

					Effective	Effective
	Beginning	Ending			expenses	annualized
	account value	account value	Expenses paid	Annualized	paid during	expense
	11/1/2013	4/30/2014	during period[1,2]	expense ratio[2]	period[3]	ratio[4]

American Funds 2015 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,047.07	$1.93	.38%	$3.65	.72%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.61	.72
Class B — actual return[5]	1,000.00	1,016.62	1.75	.93	2.39	1.27
Class B — assumed 5% return[5]	1,000.00	1,020.18	4.66	.93	6.36	1.27
Class C — actual return[5]	1,000.00	1,016.62	2.12	1.13	2.76	1.47
Class C — assumed 5% return[5]	1,000.00	1,019.19	5.66	1.13	7.35	1.47
Class F-1 — actual return[5]	1,000.00	1,017.54	.79	.42	1.43	.76
Class F-1 — assumed 5% return[5]	1,000.00	1,022.71	2.11	.42	3.81	.76
Class F-2 — actual return[5]	1,000.00	1,018.47	.30	.16	.94	.50
Class F-2 — assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.51	.50
Class R-1 — actual return	1,000.00	1,043.64	5.88	1.16	7.60	1.50
Class R-1 — assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.50	1.50
Class R-2 — actual return	1,000.00	1,043.80	5.42	1.07	7.15	1.41
Class R-2 — assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.05	1.41
Class R-3 — actual return	1,000.00	1,046.17	3.55	.70	5.28	1.04
Class R-3 — assumed 5% return	1,000.00	1,021.32	3.51	.70	5.21	1.04
Class R-4 — actual return	1,000.00	1,047.16	1.93	.38	3.65	.72
Class R-4 — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.61	.72
Class R-5 — actual return	1,000.00	1,049.72	.41	.08	2.13	.42
Class R-5 — assumed 5% return	1,000.00	1,024.40	.40	.08	2.11	.42
Class R-6 — actual return	1,000.00	1,049.37	.15	.03	1.88	.37
Class R-6 — assumed 5% return	1,000.00	1,024.65	.15	.03	1.86	.37

American Funds Target Date Retirement Series	57

					Effective	Effective
	Beginning	Ending			expenses	annualized
	account value	account value	Expenses paid	Annualized	paid during	expense
	11/1/2013	4/30/2014	during period[1,2]	expense ratio[2]	period[3]	ratio[4]

American Funds 2010 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,044.16	$1.93	.38%	$3.60	.71%
Class A — assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class B — actual return[5]	1,000.00	1,018.59	2.01	1.07	2.63	1.40
Class B — assumed 5% return[5]	1,000.00	1,019.49	5.36	1.07	7.00	1.40
Class C — actual return[5]	1,000.00	1,018.59	2.18	1.16	2.80	1.49
Class C — assumed 5% return[5]	1,000.00	1,019.04	5.81	1.16	7.45	1.49
Class F-1 — actual return[5]	1,000.00	1,020.54	.75	.40	1.37	.73
Class F-1 — assumed 5% return[5]	1,000.00	1,022.81	2.01	.40	3.66	.73
Class F-2 — actual return[5]	1,000.00	1,020.54	.38	.20	1.00	.53
Class F-2 — assumed 5% return[5]	1,000.00	1,023.80	1.00	.20	2.66	.53
Class R-1 — actual return	1,000.00	1,040.05	5.97	1.18	7.64	1.51
Class R-1 — assumed 5% return	1,000.00	1,018.94	5.91	1.18	7.55	1.51
Class R-2 — actual return	1,000.00	1,041.01	5.52	1.09	7.19	1.42
Class R-2 — assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.10	1.42
Class R-3 — actual return	1,000.00	1,042.21	3.60	.71	5.27	1.04
Class R-3 — assumed 5% return	1,000.00	1,021.27	3.56	.71	5.21	1.04
Class R-4 — actual return	1,000.00	1,044.35	1.98	.39	3.65	.72
Class R-4 — assumed 5% return	1,000.00	1,022.86	1.96	.39	3.61	.72
Class R-5 — actual return	1,000.00	1,046.12	.46	.09	2.13	.42
Class R-5 — assumed 5% return	1,000.00	1,024.35	.45	.09	2.11	.42
Class R-6 — actual return	1,000.00	1,045.73	.25	.05	1.93	.38
Class R-6 — assumed 5% return	1,000.00	1,024.55	.25	.05	1.91	.38

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on February 21, 2014. The “assumed 5% return” line is based on 181 days.

58	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement

The American Funds Target Date Retirement Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2014. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They noted that depending on the proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. The funds will increasingly emphasize income and conservation of capital by investing a greater portion of their assets in bond, equity income and balanced funds as they approach and pass their target date, and in this way the funds seek to balance total return and stability over time.

The board and the committee compared each fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results.

American Funds 2055 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the three-year and since-inception periods.

American Funds 2050 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the three-year period.

American Funds 2045 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the three-year period.

American Funds 2040 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the three-year period.

American Funds 2035 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the three- and five-year periods.

American Funds 2030 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the five-year period.

American Funds 2025 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date for the five-year period.

American Funds Target Date Retirement Series	59

American Funds 2020 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the three- and five-year, and since-inception periods, and the AFTD Composite for the five-year period.

American Funds 2015 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the three- and five-year, since-inception periods, and the AFTD Composite for the five-year period.

American Funds 2010 Target Date Retirement Fund — The board and the committee noted that the fund’s investment results were higher than all of the comparisons except the S&P Target Date for the three- and five-year, since-inception periods, and the AFTD Composite for the five-year period.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s expenses were less than the median and average of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board and the committee noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of each fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

60	American Funds Target Date Retirement Series

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company,reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2014

By _______________________________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2014